UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-649

Fidelity Puritan Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Intrinsic Opportunities Fund

April 30, 2017

O2T-QTLY-0617
1.951016.104

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.2%
	Shares	Value
CONSUMER DISCRETIONARY - 23.4%
Auto Components - 3.5%
Adient PLC	100,000	$7,356,000
Cooper Tire & Rubber Co.	300,000	11,490,000
Dongah Tire & Rubber Co. Ltd.	5,000	109,441
ElringKlinger AG	25,000	499,036
Exedy Corp.	15,000	409,060
G-Tekt Corp. (a)	2,500,000	44,068,177
Gentex Corp.	200,000	4,130,000
Harada Industries Co. Ltd. (b)	200,000	1,446,064
Hu Lane Associate, Inc.	50,000	244,019
Hyundai Mobis	700,000	136,603,376
Ichikoh Industries Ltd.	25,000	130,298
IJT Technology Holdings Co. Ltd.	1,100,000	6,216,641
INFAC Corp.	362,529	1,959,875
Piolax, Inc.	924,000	21,236,044
Seoyon Co. Ltd.	314,275	2,790,240
Seoyon E-Hwa Co., Ltd.	685,725	8,258,116
TBK Co. Ltd. (a)	1,800,000	8,073,559
TPR Co. Ltd.	700,000	23,579,278
Yorozu Corp. (a)	1,680,000	25,695,447
		304,294,671
Automobiles - 0.2%
Audi AG	23,500	16,562,262
Harley-Davidson, Inc.	5,000	284,050
		16,846,312
Distributors - 0.5%
Amcon Distributing Co.	500	45,250
Chori Co. Ltd. (a)	1,434,500	25,569,424
Doshisha Co. Ltd.	375,000	7,579,054
Harima-Kyowa Co. Ltd.	27,100	470,649
Nakayamafuku Co. Ltd.	192,300	1,474,918
SPK Corp.	5,000	114,510
Yagi & Co. Ltd.	399,000	5,637,363
		40,891,168
Diversified Consumer Services - 0.7%
Asante, Inc.	65,000	988,338
Cross-Harbour Holdings Ltd.	300,000	451,253
Heian Ceremony Service Co. Ltd. (b)	300,000	2,516,259
Kukbo Design Co. Ltd.	20,000	266,350
MegaStudy Co. Ltd. (a)	362,315	10,223,551
MegaStudyEdu Co. Ltd. (a)	209,684	7,806,010
Step Co. Ltd.	217,000	2,881,005
Strayer Education, Inc.	10,000	867,100
Tsukada Global Holdings, Inc.	1,050,000	5,510,204
Weight Watchers International, Inc. (b)(c)	1,150,000	24,012,000
		55,522,070
Hotels, Restaurants & Leisure - 0.7%
Flight Centre Travel Group Ltd. (b)	125,000	2,943,720
Hiday Hidaka Corp.	240,000	5,068,042
Hiramatsu, Inc.	25,000	145,773
Hub Co. Ltd.	20,800	397,434
Koshidaka Holdings Co. Ltd.	300,000	7,408,836
Kura Corp. Ltd. (b)	100,000	4,117,515
Ohsho Food Service Corp.	125,000	4,659,116
St. Marc Holdings Co. Ltd.	75,000	2,284,144
The Monogatari Corp.	5,000	224,714
The Restaurant Group PLC	6,660,000	30,147,982
Whitbread PLC	1,000	52,261
Wyndham Worldwide Corp.	5,000	476,550
		57,926,087
Household Durables - 1.1%
Ace Bed Co. Ltd.	42,029	6,240,065
Emak SpA	600,000	1,041,153
FJ Next Co. Ltd. (b)	1,100,000	9,384,167
Fuji Corp. Ltd.	50,000	327,428
Helen of Troy Ltd. (c)	625,000	58,750,000
NACCO Industries, Inc. Class A	500	42,325
Q.E.P. Co., Inc. (c)	34,998	804,604
SABAF SpA	400,000	5,694,860
Sanei Architecture Planning Co. Ltd.	660,000	9,058,533
Sanyo Housing Nagoya Co. Ltd.	700,000	6,348,509
		97,691,644
Internet & Direct Marketing Retail - 0.0%
NS Shopping Co. Ltd.	5,000	747,187
Trade Maine Group Ltd.	50,000	181,949
Webjet Ltd.	100,000	852,883
		1,782,019
Leisure Products - 0.4%
Accell Group NV	650,000	22,657,440
Mars Engineering Corp.	600,000	12,363,310
Polaris Industries, Inc.	10,000	852,600
Vista Outdoor, Inc. (c)	50,000	978,000
		36,851,350
Media - 0.7%
AMC Networks, Inc. Class A (c)	15,000	895,200
Corus Entertainment, Inc. Class B (non-vtg.)	400,000	3,926,596
Gendai Agency, Inc. (a)	850,000	4,392,016
Hyundai HCN	2,000,049	6,874,289
Interspace Co. Ltd.	20,000	262,839
Ipsos SA	10,000	320,690
ITE Group PLC	202,135	463,395
Liberty Global PLC LiLAC Class A (c)	6,871	147,520
Multiplus SA	500,000	6,156,173
Nippon BS Broadcasting Corp.	125,000	1,282,799
Pico Far East Holdings Ltd.	8,000,000	3,239,762
Proto Corp.	125,000	1,637,138
SMG PLC	10,000	47,987
Television Broadcasts Ltd.	2,000,000	7,688,006
tronc, Inc. (c)	6,250	89,625
Viacom, Inc.:
Class A	250,000	11,150,000
Class B (non-vtg.)	50,000	2,128,000
WOWOW INC.	180,000	5,966,360
		56,668,395
Multiline Retail - 0.7%
Grazziotin SA	307,000	1,886,076
Gwangju Shinsegae Co. Ltd. (a)	97,372	21,954,921
Hanwha Galleria Timeworld Co. Ltd.	60,000	1,806,435
Lifestyle China Group Ltd. (c)	12,500,000	4,065,772
Lifestyle International Holdings Ltd.	13,000,000	18,551,492
Treasure Factory Co. Ltd. (a)(b)	875,000	6,295,133
Watts Co. Ltd.	448,800	5,032,519
		59,592,348
Specialty Retail - 12.7%
Arc Land Sakamoto Co. Ltd.	500,000	6,185,243
AT-Group Co. Ltd.	550,000	13,025,342
Beacon Lighting Group Ltd.	25,000	33,696
Bed Bath & Beyond, Inc.	2,650,000	102,687,500
Best Buy Co., Inc.	5,000,000	259,050,000
DCM Japan Holdings Co. Ltd.	25,000	217,762
Dunelm Group PLC	200,000	1,571,078
E-Life Mall Corp. Ltd.	100,000	211,098
Ff Group (c)	600,000	12,770,953
Formosa Optical Technology Co. Ltd.	751,000	1,821,404
Fuji Corp. (a)	595,990	10,703,494
GameStop Corp. Class A	703,000	15,951,070
GNC Holdings, Inc.	100,000	778,000
Goldlion Holdings Ltd.	8,000,000	3,404,321
Guess?, Inc. (b)	3,448,800	38,488,608
Handsman Co. Ltd.	700,000	11,114,600
Hibbett Sports, Inc. (c)	200,000	5,200,000
Hour Glass Ltd.	11,666,300	5,761,548
IA Group Corp.	91,000	530,612
International Housewares Retail Co. Ltd.	1,000,000	226,269
JB Hi-Fi Ltd. (b)	863,636	15,966,792
John David Group PLC	34,000,000	195,963,760
Jumbo SA	1,750,000	27,621,925
K's Holdings Corp. (b)	2,400,000	46,180,758
Ku Holdings Co. Ltd. (b)	600,000	5,080,960
Lookers PLC	1,100,000	1,852,136
Mandarake, Inc. (b)	180,000	870,330
Michael Hill International Ltd.	150,000	135,907
Mitsui & Associates Telepark Corp.	15,000	258,758
Mr. Bricolage SA	311,600	3,940,734
Nafco Co. Ltd.	640,400	10,185,505
Nitori Holdings Co. Ltd.	1,500,000	195,245,571
Nojima Co. Ltd.	50,000	745,907
Oriental Watch Holdings Ltd.	6,000,000	1,396,183
Padini Holdings Bhd	2,700,000	1,990,325
Pal Group Holdings Co. Ltd.	25,000	664,499
Sa Sa International Holdings Ltd.	500,000	214,056
Sacs Bar Holdings, Inc.	400,000	4,460,193
Samse SA	35,000	5,309,357
Shimamura Co. Ltd.	5,000	684,458
Silvano Fashion Group A/S	9,800	28,926
Sports Direct International PLC (b)(c)	100,000	397,238
Staples, Inc.	5,700,000	55,689,000
The Buckle, Inc.	630,000	11,781,000
Tokatsu Holdings Co. Ltd.	150,000	480,377
Truworths International Ltd.	334,900	2,168,470
United Arrows Ltd.	50,000	1,547,432
Urban Outfitters, Inc. (c)	400,000	9,152,000
Vita Group Ltd.	25,681	43,652
		1,089,788,807
Textiles, Apparel & Luxury Goods - 2.2%
Belle International Holdings Ltd.	700,000	474,265
Best Pacific International Holdings Ltd.	2,700,000	2,370,811
Coach, Inc.	1,300,000	51,207,000
Deckers Outdoor Corp. (c)	275,000	16,387,250
Embry Holdings Ltd.	2,879,000	1,232,533
Fossil Group, Inc. (c)	825,000	14,231,250
Fujibo Holdings, Inc.	2,000	54,541
G-III Apparel Group Ltd. (c)	10,000	237,000
Geox SpA (b)	5,500,000	14,870,034
Gerry Weber International AG (Bearer) (b)	625,000	9,167,140
Grendene SA	52,300	406,167
Handsome Co. Ltd.	25,000	688,950
Hugo Boss AG	100,000	7,606,582
Magni-Tech Industries Bhd	1,250,000	1,419,604
Michael Kors Holdings Ltd. (c)	900,000	33,597,000
Portico International Holdings (c)	12,000,000	4,736,223
Sitoy Group Holdings Ltd.	4,500,000	919,861
Swatch Group AG (Bearer)	1,000	400,302
Texwinca Holdings Ltd.	1,800,000	1,207,968
Van de Velde	94,969	5,213,866
Youngone Holdings Co. Ltd.	258,000	12,042,722
Yue Yuen Industrial (Holdings) Ltd.	2,500,000	9,883,201
		188,354,270

TOTAL CONSUMER DISCRETIONARY		2,006,209,141

CONSUMER STAPLES - 5.4%
Beverages - 0.8%
A.G. Barr PLC	500,000	4,021,596
Britvic PLC	3,200,000	27,561,856
C&C Group PLC	400,000	1,650,072
Jinro Distillers Co. Ltd. (a)	400,000	11,058,369
Lucas Bols BV (b)	120,000	2,295,373
Muhak Co. Ltd.	340,000	6,874,121
Olvi PLC (A Shares)	100,000	3,093,612
Spritzer Bhd	700,000	380,557
Willamette Valley Vineyards, Inc. (c)	5,000	40,000
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	5,000,885	12,292,700
		69,268,256
Food & Staples Retailing - 2.0%
Ain Holdings, Inc.	275,000	19,044,629
Amsterdam Commodities NV	600,000	16,731,648
Belc Co. Ltd.	30,000	1,334,828
Create SD Holdings Co. Ltd.	930,000	21,841,130
Daiichi Co. Ltd.	20,000	221,395
Dong Suh Companies, Inc. (c)	725,000	19,660,909
Genky Stores, Inc. (b)	426,800	10,919,342
Halows Co. Ltd.	63,700	1,341,714
J Sainsbury PLC	200,000	713,396
Majestic Wine PLC	490,277	2,422,551
MARR SpA	800,000	19,319,825
McColl's Retail Group PLC	25,000	67,027
OM2 Network Co. Ltd.	60,000	667,952
Retail Partners Co. Ltd. (b)	443,700	4,465,857
Sapporo Clinical Laboratory	7,900	88,018
Satsudora Holdings Co. Ltd. (a)(c)	400,000	7,915,676
Shoei Foods Corp. (b)	60,000	1,350,976
Tesco PLC (c)	11,000,000	26,105,368
United Natural Foods, Inc. (c)	75,000	3,114,750
Valor Holdings Co. Ltd.	650,000	15,533,528
Woolworths Ltd.	52,417	1,055,036
		173,915,555
Food Products - 1.8%
Ajinomoto Malaysia Bhd	1,700,000	7,049,067
Astral Foods Ltd.	375,000	4,349,453
Bakkafrost	75,000	2,541,929
Binggrea Co. Ltd.	15,000	904,536
Changshouhua Food Co. Ltd.	1,500,000	765,587
Cranswick PLC	502,941	17,470,794
Dean Foods Co.	50,000	987,000
Fresh Del Monte Produce, Inc.	1,150,000	70,495,000
Japan Meat Co. Ltd.	25,000	416,013
Kaneko Seeds Co. Ltd.	25,000	320,475
Kaveri Seed Co. Ltd. (c)	550,000	4,829,289
Kawan Food Bhd	100,000	102,281
Kwality Ltd. (c)	50,000	117,553
Lamb Weston Holdings, Inc.	25,000	1,043,750
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	8,745,833
London Biscuits Bhd (c)	4,000,000	695,692
London Biscuits Bhd warrants 1/26/20 (c)	400,000	19,811
Natori Co. Ltd.	20,000	336,398
Origin Enterprises PLC	50,000	405,764
Pickles Corp.	85,200	1,079,952
President Bakery PCL	16,500	30,520
President Rice Products PCL	310,000	544,292
Prima Meat Packers Ltd.	250,000	1,152,725
S Foods, Inc. (b)	279,600	8,715,945
Select Harvests Ltd.	1,430,000	5,825,065
Synear Food Holdings Ltd. (c)	1,000,000	7
TER Beke SA	5,000	977,647
Thai Wah PCL	426,000	123,121
The Hain Celestial Group, Inc. (c)	100,000	3,699,000
Toyo Sugar Refining Co. Ltd.	1,600,000	1,621,888
Valsoia SpA	85,000	1,628,667
Want Want China Holdings Ltd.	3,300,000	2,375,825
		149,370,879
Personal Products - 0.8%
Asaleo Care Ltd.	1,000,000	1,344,096
Cyanotech Corp. (c)	10,000	39,000
Herbalife Ltd. (c)	5,000	316,300
Natura Cosmeticos SA	20,000	190,608
Sarantis SA	1,200,000	15,110,770
USANA Health Sciences, Inc. (c)	875,200	49,755,120
		66,755,894

TOTAL CONSUMER STAPLES		459,310,584

ENERGY - 1.5%
Energy Equipment & Services - 0.7%
AKITA Drilling Ltd. Class A (non-vtg.)	250,000	1,593,348
Atwood Oceanics, Inc. (c)	1,450,000	11,353,500
Boustead Singapore Ltd.	6,070,060	3,866,695
Fugro NV (Certificaten Van Aandelen) (c)	140,000	2,064,877
Geospace Technologies Corp. (b)(c)	588,000	9,725,520
Gulfmark Offshore, Inc. Class A (a)(b)(c)	2,714,000	868,480
National Oilwell Varco, Inc.	200,000	6,994,000
Oceaneering International, Inc.	400,000	10,556,000
Prosafe ASA (b)(c)	100,000	398,323
Shinko Plantech Co. Ltd.	1,700,000	12,703,297
TechnipFMC PLC (c)	10,000	301,300
		60,425,340
Oil, Gas & Consumable Fuels - 0.8%
Alvopetro Energy Ltd. (c)	2,800,000	389,729
Arch Coal, Inc. (c)	5,000	351,200
Baytex Energy Corp. (b)(c)	600,000	1,815,318
Bonavista Energy Corp.	50,000	105,124
ConocoPhillips Co.	200,000	9,582,000
Contango Oil & Gas Co. (c)	250,000	1,790,000
Enagas SA	200,000	5,261,319
Fuji Kosan Co. Ltd.	105,000	462,480
International Seaways, Inc. (c)	10,000	193,300
Motor Oil (HELLAS) Corinth Refineries SA	300,000	5,088,120
Murphy Oil Corp.	1,000,000	26,180,000
San-Ai Oil Co. Ltd.	200,000	1,697,242
Ship Finance International Ltd. (NY Shares) (b)	10,000	140,500
Tsakos Energy Navigation Ltd.	450,000	2,065,500
World Fuel Services Corp.	350,000	12,890,500
		68,012,332

TOTAL ENERGY		128,437,672

FINANCIALS - 8.3%
Banks - 0.1%
Cambridge Bancorp	5,000	335,000
Central Valley Community Bancorp	25,000	567,750
Citizens Financial Services, Inc.	12,120	660,540
Erste Group Bank AG	5,000	178,754
F & M Bank Corp.	5,000	138,500
Gree Electric Appliances, Inc. of Zhuhai ELS (A Shares) (BNP Paribas Warrant Program) warrants 11/14/17 (c)(d)	325,000	1,555,813
Skandiabanken ASA	250,000	2,234,743
Van Lanschot NV (Bearer)	81,300	2,209,574
		7,880,674
Capital Markets - 0.5%
ABG Sundal Collier ASA	1,500,000	981,831
BinckBank NV	109,000	541,782
Edify SA (c)	10,068	566,011
Franklin Resources, Inc.	150,000	6,466,500
Goldman Sachs Group, Inc.	100,000	22,380,000
MLP AG	2,340,000	14,750,843
		45,686,967
Consumer Finance - 0.5%
Credit Corp. Group Ltd.	52,450	714,797
Discover Financial Services	400,000	25,036,000
Synchrony Financial	500,000	13,900,000
		39,650,797
Diversified Financial Services - 1.3%
Bioverativ, Inc.	200,000	11,762,000
Fuyo General Lease Co. Ltd.	450,000	20,991,254
Kyushu Railway Co.	260,000	8,151,604
Ricoh Leasing Co. Ltd.	1,070,000	34,650,819
Scandinavian Tobacco Group A/S	400,000	6,982,755
Tokyo Century Corp.	875,000	30,141,287
Varex Imaging Corp. (c)	24,000	805,440
		113,485,159
Insurance - 5.7%
AFLAC, Inc.	2,000,000	149,760,000
April	1,129,000	14,684,047
ASR Nederland NV	375,000	11,092,478
Assurant, Inc.	200,000	19,248,000
Dongbu Insurance Co. Ltd.	1,037,957	62,043,843
Genworth Financial, Inc. Class A (c)	6,400,000	25,856,000
Hyundai Fire & Marine Insurance Co. Ltd.	225,000	7,258,703
Kansas City Life Insurance Co.	2,000	91,000
MetLife, Inc.	2,500,000	129,525,000
National Western Life Group, Inc.	13,000	3,981,120
NN Group NV	1,600,000	53,053,267
Sony Financial Holdings, Inc.	1,000,000	16,613,590
		493,207,048
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	150,000	2,122,000
Genworth MI Canada, Inc. (b)	135,000	3,352,624
Genworth Mortgage Insurance Ltd.	3,250,899	8,008,759
Hingham Institution for Savings	10,100	1,812,849
		15,296,232

TOTAL FINANCIALS		715,206,877

HEALTH CARE - 23.8%
Biotechnology - 6.3%
AbbVie, Inc.	1,350,000	89,019,000
Amgen, Inc.	375,000	61,245,000
Biocon Ltd. (c)	25,000	429,188
Biogen, Inc. (c)	265,000	71,870,650
Cell Biotech Co. Ltd.	25,000	812,017
Essex Bio-Technology Ltd.	600,000	330,147
Gilead Sciences, Inc.	1,525,000	104,538,750
United Therapeutics Corp. (c)	1,720,000	216,204,000
		544,448,752
Health Care Equipment & Supplies - 0.9%
Ansell Ltd. (c)	500,000	8,910,720
Fukuda Denshi Co. Ltd.	450,000	27,167,526
Medikit Co. Ltd.	10,000	416,237
Microlife Corp.	500,000	1,143,169
Nakanishi, Inc.	250,000	9,822,830
Pacific Hospital Supply Co. Ltd.	200,000	515,501
Paramount Bed Holdings Co. Ltd.	75,000	3,145,324
St.Shine Optical Co. Ltd.	900,000	17,390,729
TaiDoc Technology Corp.	104,999	352,625
Varian Medical Systems, Inc. (c)	60,000	5,444,400
		74,309,061
Health Care Providers & Services - 14.5%
Aetna, Inc.	1,250,000	168,837,500
Almost Family, Inc. (c)	200,000	9,930,000
Amedisys, Inc. (a)(c)	1,750,000	94,850,000
Anthem, Inc.	2,750,000	489,197,501
Chemed Corp.	375,000	75,517,500
EBOS Group Ltd.	487,300	6,126,163
Humana, Inc.	525,000	116,539,500
Laboratory Corp. of America Holdings (c)	1,000	140,150
LHC Group, Inc. (c)	150,000	8,115,000
Lifco AB	100,018	3,043,236
Life Healthcare Group Ltd.	332,376	532,610
National Healthcare Corp.	25,000	1,860,500
Patterson Companies, Inc. (b)	5,000	222,450
Pelion SA (c)	315,800	4,347,216
Quest Diagnostics, Inc.	335,000	35,345,850
Ship Healthcare Holdings, Inc.	25,000	672,124
Uchiyama Holdings Co. Ltd.	775,000	3,065,934
UnitedHealth Group, Inc.	1,300,000	227,344,000
		1,245,687,234
Health Care Technology - 0.1%
Cegedim SA (c)	25,000	695,518
Pharmagest Interactive	275,000	11,431,114
		12,126,632
Life Sciences Tools & Services - 0.2%
ICON PLC (c)	150,000	12,673,500
Pharmaceuticals - 1.8%
Apex Healthcare Bhd	750,000	820,663
AstraZeneca PLC sponsored ADR (b)	1,000,000	30,250,000
Biofermin Pharmaceutical Co. Ltd.	100,000	2,618,524
Bliss Gvs Pharma Ltd. (c)	100,000	264,427
Dawnrays Pharmaceutical Holdings Ltd.	1,900,000	1,113,861
DongKook Pharmaceutical Co. Ltd.	25,000	1,489,979
Genomma Lab Internacional SA de CV (c)	5,000,000	6,308,017
Indivior PLC	2,600,000	11,281,192
Kaken Pharmaceutical Co. Ltd.	10,000	592,958
Korea United Pharm, Inc.	40,000	722,574
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	18,607,595
Lee's Pharmaceutical Holdings Ltd.	3,000,000	2,977,495
Nippon Chemiphar Co. Ltd.	10,000	461,090
PT Tempo Scan Pacific Tbk	500,000	77,650
Sanofi SA sponsored ADR	200,000	9,460,000
SciClone Pharmaceuticals, Inc. (c)	5,000	48,250
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd.	200,000	425,797
Stallergenes Greer PLC (c)	104,976	3,927,935
Taro Pharmaceutical Industries Ltd. (b)(c)	240,000	28,044,000
Towa Pharmaceutical Co. Ltd. (b)	150,000	7,481,498
Tsumura & Co.	800,000	25,871,272
Vetoquinol SA	10,000	549,225
		153,394,002

TOTAL HEALTH CARE		2,042,639,181

INDUSTRIALS - 7.3%
Aerospace & Defense - 0.0%
Austal Ltd.	300,000	385,258
Kongsberg Gruppen ASA	10,000	156,068
Orbital ATK, Inc.	5,000	495,000
Senior Engineering Group PLC	100,000	277,691
SIFCO Industries, Inc. (c)	36,000	291,600
The Lisi Group	5,000	196,074
		1,801,691
Air Freight & Logistics - 0.1%
AIT Corp. (b)	900,000	8,235,030
CTI Logistics Ltd.	421,930	221,159
Onelogix Group Ltd.	4,000,000	900,945
SBS Co. Ltd.	150,000	1,081,857
		10,438,991
Building Products - 0.1%
InnoTec TSS AG	50,000	969,368
Nihon Dengi Co. Ltd.	150,000	3,234,806
Noda Corp. (b)	100,000	787,621
Sekisui Jushi Corp.	400,000	7,047,320
Sunspring Metal Corp.	100,000	148,893
		12,188,008
Commercial Services & Supplies - 0.7%
Aeon Delight Co. Ltd.	170,000	5,185,019
Asia File Corp. Bhd	3,525,600	2,736,990
Civeo Corp. (c)	2,944,500	8,804,055
Fursys, Inc.	200,000	5,555,556
Matsuda Sangyo Co. Ltd.	150,000	2,008,971
Mitie Group PLC	2,400,000	6,515,374
Nippon Kanzai Co. Ltd.	20,000	327,428
Prestige International, Inc.	1,811,400	16,265,633
Riverstone Holdings Ltd.	100,000	63,343
VSE Corp.	325,000	13,861,250
		61,323,619
Construction & Engineering - 0.3%
Arcadis NV	500,000	8,662,658
Boustead Projs. Pte Ltd. (c)	1,536,569	940,319
Daiichi Kensetsu Corp.	275,000	2,977,573
Geumhwa PSC Co. Ltd.	1,000	32,173
Hokuriku Electrical Construction Co. Ltd.	25,000	194,214
Joban Kaihatsu Co. Ltd.	50,000	245,346
Meisei Industrial Co. Ltd.	100,000	568,737
Metka Industrial-Construction	300,000	2,287,530
Monadelphous Group Ltd.	10,000	93,525
Nippon Rietec Co. Ltd.	800,000	8,360,619
Watanabe Sato Co. Ltd.	25,000	71,765
		24,434,459
Electrical Equipment - 0.3%
Aichi Electric Co. Ltd.	25,000	616,730
Aros Quality Group AB (b)	853,205	20,710,496
Canare Electric Co. Ltd.	50,000	987,217
Hammond Power Solutions, Inc. Class A	450,000	2,030,695
Somfy SA	10,000	4,836,492
		29,181,630
Industrial Conglomerates - 0.1%
Carr's Group PLC	1,839,224	3,385,649
Nolato AB Series B	35,000	1,114,335
Reunert Ltd.	300,000	1,591,619
		6,091,603
Machinery - 1.2%
Castings PLC	75,000	461,415
Conrad Industries, Inc.	1,000	19,450
Daihatsu Diesel Manufacturing Co. Ltd. (a)	3,184,000	20,536,407
Daiwa Industries Ltd.	1,150,000	11,327,203
Fujimak Corp.	250,000	2,982,732
Fukushima Industries Corp.	60,000	2,128,728
Global Brass & Copper Holdings, Inc.	250,000	8,912,500
Haitian International Holdings Ltd.	3,750,000	9,188,967
Hy-Lok Corp.	100,000	1,969,058
Ihara Science Corp.	200,000	2,639,157
Jaya Holdings Ltd.	1,157,500	124,271
Koike Sanso Kogyo Co. Ltd.	100,000	260,148
Kokusai Co. Ltd.(b)	10,000	75,802
Luxfer Holdings PLC sponsored ADR	5,000	58,450
Mitsuboshi Belting Ltd.	25,000	239,740
Nakano Refrigerators Co. Ltd.	20,000	549,002
Samyoung M-Tek Co. Ltd.	500,000	2,250,352
Sansei Co. Ltd. (a)	600,000	1,211,034
Semperit AG Holding (b)	350,000	9,340,747
SIMPAC, Inc. (a)	2,325,000	10,086,036
Suzumo Machinery Co. Ltd.	10,000	205,248
Teikoku Sen-I Co. Ltd.	700,000	11,083,203
Tocalo Co. Ltd.	100,000	2,695,672
		98,345,322
Marine - 0.0%
Nippon Concept Corp.	25,000	293,788
SITC International Holdings Co. Ltd.	200,000	143,218
		437,006
Professional Services - 2.9%
Akka Technologies SA	1,100,000	51,440,014
Bertrandt AG (b)	60,000	6,265,871
CBIZ, Inc. (c)	2,600,000	40,950,000
Dun & Bradstreet Corp.	875,000	95,908,750
Harvey Nash Group PLC	300,000	285,592
McMillan Shakespeare Ltd.	2,592,772	26,268,058
Robert Half International, Inc.	500,000	23,025,000
SEEK Ltd.	10,000	127,596
WDB Holdings Co. Ltd.	210,000	2,895,447
		247,166,328
Road & Rail - 0.7%
Autohellas SA (a)	625,000	10,484,512
Daqin Railway Co. Ltd. (A Shares)	36,000,867	40,735,006
Hamakyorex Co. Ltd.	92,000	1,928,719
Higashi Twenty One Co. Ltd.	150,000	476,340
STEF-TFE Group	10,000	898,455
Tohbu Network Co. Ltd.	125,000	1,249,159
Utoc Corp.	1,400,000	5,412,873
		61,185,064
Trading Companies & Distributors - 0.9%
AerCap Holdings NV (c)	300,000	13,803,000
Bergman & Beving AB (B Shares)	525,000	12,032,448
Canox Corp.	303,400	2,329,764
Green Cross Co. Ltd. (c)	172,500	2,717,291
HERIGE (c)	60,000	2,155,507
Howden Joinery Group PLC	150,000	899,516
iMarketKorea, Inc.	10,000	116,913
Kamei Corp.	590,800	6,508,207
Lumax International Corp. Ltd.	150,000	256,593
Meiwa Corp.	999,200	3,710,866
Mitani Shoji Co. Ltd.	555,500	17,316,551
Narasaki Sangyo Co. Ltd.	45,000	117,067
Shinsho Corp.	45,000	1,010,406
Yamazen Co. Ltd.	50,000	473,649
Yuasa Trading Co. Ltd.	425,000	12,295,358
		75,743,136

TOTAL INDUSTRIALS		628,336,857

INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 0.8%
Cisco Systems, Inc.	2,000,000	68,140,000
EVS Broadcast Equipment SA	5,000	201,221
HF Co.	225,000	2,120,050
SerComm Corp.	125,000	314,744
		70,776,015
Electronic Equipment & Components - 1.0%
AAC Technology Holdings, Inc.	400,000	5,872,711
Daido Signal Co. Ltd.	200,000	871,944
Elematec Corp.	400,000	6,333,259
Insight Enterprises, Inc. (c)	75,000	3,157,500
Intelligent Digital Integrated Security Co. Ltd.	129,285	1,038,735
ITC Networks Corp.	5,000	76,564
Lacroix SA (a)	376,493	7,812,668
Macnica Fuji Electronics Holdings, Inc.	1,900,000	26,963,893
Makus, Inc.	300,000	949,367
Redington India Ltd.	2,261,800	4,390,615
Riken Kieki Co. Ltd.	500,000	7,418,704
Shibaura Electronics Co. Ltd.	233,200	5,529,021
Simplo Technology Co. Ltd.	2,000,000	6,683,652
VST Holdings Ltd.	20,443,500	7,122,575
		84,221,208
Internet Software & Services - 0.3%
AuFeminin.com SA (c)	125,018	3,877,105
CROOZ, Inc. (b)	50,000	1,536,219
E-Credible Co. Ltd.	75,000	883,439
F@N Communications, Inc.	500,000	3,982,956
GMO Internet, Inc.	5,000	59,341
GMO Pepabo, Inc. (b)	42,300	1,307,230
mixi, Inc.	10,000	554,384
Yahoo! Japan Corp.	2,900,000	12,409,060
Zappallas, Inc. (a)(c)	1,100,000	4,647,679
		29,257,413
IT Services - 6.6%
Amdocs Ltd.	1,300,000	79,612,000
Calian Technologies Ltd.	309,000	6,145,819
Computer Services, Inc.	5,000	229,250
Data#3 Ltd.	500,001	643,969
Dimerco Data System Corp.	425,000	495,690
DXC Technology Co. (c)	500,000	37,670,000
eClerx Services Ltd.	129,101	2,611,037
Estore Corp.	496,000	3,959,991
Future Corp. (c)	350,000	2,715,856
Korea Information & Communication Co. Ltd. (c)	75,000	672,468
ManTech International Corp. Class A	300,000	10,650,000
Neurones (b)	10,000	272,325
Nice Information & Telecom, Inc.	125,000	2,988,748
Persistent Systems Ltd. (c)	125,000	1,138,785
Shinsegae Information & Communication Co. Ltd.	28,000	1,843,530
Societe Pour L'Informatique Industrielle SA	174,000	3,601,226
Softcreate Co. Ltd.	25,000	321,148
Sopra Steria Group	550,000	82,498,135
Syntel, Inc.	200,000	3,522,000
Tessi SA	199,798	31,818,962
The Western Union Co.	14,170,000	281,416,200
TravelSky Technology Ltd. (H Shares)	350,000	922,432
Wipro Ltd.	971,092	7,465,890
		563,215,461
Semiconductors & Semiconductor Equipment - 0.1%
e-LITECOM Co. Ltd.	50,000	422,380
Miraial Co. Ltd. (a)	631,900	5,220,721
Phison Electronics Corp.	100,000	941,336
		6,584,437
Software - 0.7%
Ebix, Inc.	318,700	19,663,790
GAMEVIL, Inc. (c)	10,000	658,404
InfoVine Co. Ltd.	63,600	1,727,532
init innovation in traffic systems AG	10,000	152,502
Justplanning, Inc.	95,400	619,597
KPIT Cummins Infosystems Ltd.	1,600,000	3,195,520
KSK Co., Ltd.	121,900	1,401,891
Oracle Corp.	600,000	26,976,000
Uchida Esco Co. Ltd. (a)	315,400	3,383,883
Zensar Technologies Ltd.	96,152	1,293,991
		59,073,110
Technology Hardware, Storage & Peripherals - 3.9%
Hewlett Packard Enterprise Co.	6,700,000	124,821,000
HP, Inc.	7,100,000	133,622,000
Seagate Technology LLC	1,750,000	73,727,500
TPV Technology Ltd.	25,000,000	6,813,784
		338,984,284

TOTAL INFORMATION TECHNOLOGY		1,152,111,928

MATERIALS - 2.1%
Chemicals - 1.4%
Bloomage BioTechnology Corp. Ltd. (b)	1,700,000	2,884,931
C. Uyemura & Co. Ltd.	100,000	5,238,843
Chokwang Paint Ltd.	50,000	487,869
Chugoku Marine Paints Ltd.	675,000	4,989,460
Daishin-Chemical Co. Ltd. (a)	297,000	4,627,845
Fuso Chemical Co. Ltd.	544,900	17,034,999
Green Seal Holding Ltd.	50,000	244,019
Hannong Chemicals, Inc. (a)	1,288,000	6,476,231
K&S AG (b)	850,000	20,281,949
KH Neochem Co. Ltd.	50,000	701,503
KPX Green Chemical Co. Ltd.	50,000	191,851
Kuriyama Holdings Corp.	25,000	371,832
Nippon Soda Co. Ltd.	100,000	541,826
NOF Corp.	150,000	1,690,065
Potash Corp. of Saskatchewan, Inc.	300,000	5,059,155
Robertet SA	500	191,717
Scientex Bhd	4,000,000	7,638,793
Soda Aromatic Co. Ltd.	172,900	1,141,551
T&K Toka Co. Ltd.	150,000	1,477,461
Tae Kyung Industrial Co. Ltd.	900,000	3,817,247
Toho Acetylene Co. Ltd.	125,000	1,180,758
Yara International ASA	910,000	33,830,887
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	1,026,000	2,783,708
		122,884,500
Construction Materials - 0.1%
Ibstock PLC	500,000	1,483,004
Mitani Sekisan Co. Ltd.	350,000	8,439,560
RHI AG	10,000	291,388
		10,213,952
Containers & Packaging - 0.1%
Chuoh Pack Industry Co. Ltd.	12,000	130,792
Mayr-Melnhof Karton AG	35,000	4,231,930
		4,362,722
Metals & Mining - 0.5%
Alconix Corp.	9,000	158,080
Ausdrill Ltd.	8,500,000	8,687,952
Chubu Steel Plate Co. Ltd.	379,600	2,070,391
CI Resources Ltd.	25,000	29,952
Compania de Minas Buenaventura SA sponsored ADR	350,000	4,203,500
Handy & Harman Ltd. (c)	100,000	2,725,000
Mount Gibson Iron Ltd. (c)	10,500,000	2,830,464
Orvana Minerals Corp. (c)	50,000	8,608
Pacific Metals Co. Ltd. (b)(c)	7,000,000	22,731,554
Teck Resources Ltd. Class B (sub. vtg.)	10,000	207,465
		43,652,966

TOTAL MATERIALS		181,114,140

REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
HFF, Inc.	10,000	314,000
Lai Sun Garment (International) Ltd.	1,018,709	292,057
Leopalace21 Corp.	500,000	2,655,304
Nisshin Fudosan Co. Ltd. (a)	2,600,000	14,693,878
Tai Cheung Holdings Ltd.	100,000	94,107
		18,049,346
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	135,000	4,402,108
UTILITIES - 0.8%
Electric Utilities - 0.0%
EVN AG	10,000	132,404
Public Power Corp. of Greece (c)	25,000	92,046
Vistra Energy Corp.	25,000	373,750
		598,200
Gas Utilities - 0.8%
Busan City Gas Co. Ltd.	72,468	2,216,848
GAIL India Ltd.	6,666,666	43,962,250
Hokuriku Gas Co.	25,000	610,227
K&O Energy Group, Inc.	200,000	3,102,041
Rubis	10,000	1,016,099
Seoul City Gas Co. Ltd.	79,583	5,575,567
YESCO Co. Ltd.	235,000	7,612,298
		64,095,330
Water Utilities - 0.0%
Manila Water Co., Inc.	500,000	318,535

TOTAL UTILITIES		65,012,065

TOTAL COMMON STOCKS
(Cost $5,289,561,964)		7,400,829,899

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.0%
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	10,000	180,715
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	550,000	8,129,991
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,509,708)		8,310,706

Money Market Funds - 15.4%
Fidelity Cash Central Fund, 0.85% (e)	1,171,972,366	1,172,206,760
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)	145,610,479	145,625,040
TOTAL MONEY MARKET FUNDS
(Cost $1,317,702,298)		1,317,831,800
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $6,611,773,970)		8,726,972,405
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(146,077,097)
NET ASSETS - 100%		$8,580,895,308

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Affiliated company

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,555,813 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,480,244
Fidelity Securities Lending Cash Central Fund	3,282,955
Total	$6,763,199

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amedisys, Inc.	$117,810,000	$--	$22,465,569	$--	$94,850,000
Autohellas SA	7,465,052	439,510	--	--	10,484,512
CBIZ, Inc.	30,268,000	--	2,682,061	--	--
Chori Co. Ltd.	21,454,810	--	--	478,914	25,569,424
Daihatsu Diesel Manufacturing Co. Ltd.	17,807,163	--	--	387,313	20,536,407
Daishin-Chemical Co. Ltd.	2,748,995	693,079	--	58,389	4,627,845
Fuji Corp.	9,845,160	--	--	150,119	10,703,494
G-Tekt Corp.	38,160,465	--	--	766,265	44,068,177
Gendai Agency, Inc.	4,353,168	--	--	180,782	4,392,016
Gulfmark Offshore, Inc. Class A	7,290,600	75,000	--	--	868,480
Gwangju Shinsegae Co. Ltd.	21,831,698	--	--	83,805	21,954,921
Hannong Chemicals, Inc.	4,774,443	--	--	97,993	6,476,231
Jinro Distillers Co. Ltd.	10,899,806	1,024,425	--	314,177	11,058,369
Lacroix SA	7,176,672	--	--	135,758	7,812,668
MegaStudy Co. Ltd.	10,972,336	--	--	176,346	10,223,551
MegaStudyEdu Co. Ltd.	8,884,436	--	--	143,079	7,806,010
Miraial Co. Ltd.	4,502,855	--	--	--	5,220,721
Nisshin Fudosan Co. Ltd.	8,878,686	--	--	316,273	14,693,878
Sansei Co. Ltd.	1,041,822	108,990	--	38,926	1,211,034
Sapporo Drug Store Co. Ltd. (formerly Sapporo Drug Store Co. Ltd.)	8,289,984	--	--	--	7,915,676
SIMPAC, Inc.	10,801,806	--	--	157,819	10,086,036
TBK Co. Ltd.	6,623,944	--	--	245,490	8,073,559
Treasure Factory Co. Ltd.	7,938,429	--	--	118,525	6,295,133
Uchida Esco Co. Ltd.	2,414,074	--	--	--	3,383,883
Yorozu Corp.	26,169,214	--	--	601,545	25,695,447
Zappallas, Inc.	3,937,668	--	--	44,581	4,647,679
Total	$402,341,286	$2,341,004	$25,147,630	$4,496,099	$368,655,151

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,006,209,141	$1,997,299,683	$7,688,006	$1,221,452
Consumer Staples	459,310,584	433,205,209	26,105,368	7
Energy	128,437,672	128,437,672	--	--
Financials	715,206,877	713,651,064	1,555,813	--
Health Care	2,042,639,181	2,042,639,181	--	--
Industrials	628,517,572	628,517,572	--	--
Information Technology	1,152,111,928	1,144,646,038	7,465,890	--
Materials	189,244,131	189,244,131	--	--
Real Estate	18,049,346	18,049,346	--	--
Telecommunication Services	4,402,108	4,402,108	--	--
Utilities	65,012,065	65,012,065	--	--
Money Market Funds	1,317,831,800	1,317,831,800	--	--
Total Investments in Securities:	$8,726,972,405	$8,682,935,869	$42,815,077	$1,221,459

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$6,779,748
Level 2 to Level 1	$1,043,976,441

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $6,611,851,479. Net unrealized appreciation aggregated $2,115,120,926, of which $2,675,967,545 related to appreciated investment securities and $560,846,619 related to depreciated investment securities.

Subsequent Event

Effective after the close of business on April 30, 2017, certain affiliated entities (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered investments and cash valued at $3,024,754,769 in exchange for 178,428,561 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Low-Priced Stock Fund

April 30, 2017

LPS-QTLY-0617
1.800342.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.0%
Auto Components - 1.2%
Adient PLC	493,137	$36,275
ASTI Corp. (a)(b)	1,032,000	6,480
Cooper Tire & Rubber Co.	24,422	935
ElringKlinger AG (a)	789,200	15,754
G-Tekt Corp.	77,700	1,370
Gentex Corp.	2,532,300	52,292
Gentherm, Inc. (c)	369,924	13,743
Hi-Lex Corp.	1,492,500	36,872
INFAC Corp.	325,139	1,758
INZI Controls Co. Ltd. (b)	1,516,000	7,130
Motonic Corp. (b)	3,250,000	26,883
Murakami Corp. (b)	831,500	16,059
Nippon Seiki Co. Ltd.	2,804,500	58,367
Piolax, Inc. (b)	2,641,100	60,700
S&T Holdings Co. Ltd. (b)	859,329	11,860
Samsung Climate Control Co. Ltd. (b)	499,950	5,186
Sewon Precision Industries Co. Ltd. (b)	500,000	8,351
Shoei Co. Ltd.	230,000	6,386
SJM Co. Ltd. (b)	1,282,000	7,122
SJM Holdings Co. Ltd. (b)	1,332,974	6,281
Strattec Security Corp. (b)	321,600	10,339
Sungwoo Hitech Co. Ltd.	1,888,517	12,301
TBK Co. Ltd.	983,500	4,411
The Goodyear Tire & Rubber Co.	493,500	17,880
Yachiyo Industry Co. Ltd.	952,400	11,448
Yutaka Giken Co. Ltd. (b)	1,304,700	28,324
		464,507
Distributors - 0.2%
Central Automotive Products Ltd.	80,000	829
Chori Co. Ltd.	457,200	8,149
Nakayamafuku Co. Ltd. (b)	1,069,400	8,202
PALTAC Corp.	98,650	2,911
SPK Corp. (b)	269,300	6,168
Uni-Select, Inc.	1,900,000	50,345
		76,604
Diversified Consumer Services - 0.5%
American Public Education, Inc. (c)	544,900	12,042
Clip Corp. (b)	289,100	2,256
Collectors Universe, Inc.	5,128	140
Cross-Harbour Holdings Ltd.	2,466,000	3,709
Houghton Mifflin Harcourt Co. (c)	1,360,000	15,640
Meiko Network Japan Co. Ltd.	880,400	11,475
Service Corp. International	130,600	4,208
ServiceMaster Global Holdings, Inc. (c)	465,662	17,742
Shingakukai Co. Ltd.	153,400	794
Step Co. Ltd. (b)	1,144,400	15,194
Weight Watchers International, Inc. (a)(b)(c)	4,296,310	89,707
		172,907
Hotels, Restaurants & Leisure - 0.6%
Ark Restaurants Corp. (b)	199,665	5,062
Bojangles', Inc. (c)	43,928	964
BRONCO BILLY Co. Ltd. (a)	47,700	1,093
Create Restaurants Holdings, Inc. (a)	1,150,000	9,316
El Pollo Loco Holdings, Inc. (a)(c)	400,000	5,020
Flanigans Enterprises, Inc.	73,800	1,860
Hiday Hidaka Corp. (b)	2,286,922	48,293
Hilton Grand Vacations, Inc. (c)	98,707	3,304
Ibersol SGPS SA	646,080	10,191
Ilg, Inc.	910,000	21,940
Intralot SA (c)	1,393,300	1,882
Koshidaka Holdings Co. Ltd.	627,480	15,496
Kura Corp. Ltd. (a)	97,800	4,027
Nagacorp Ltd.	494,000	274
Ohsho Food Service Corp.	300,000	11,182
Sportscene Group, Inc. Class A (b)(c)	352,300	1,381
St. Marc Holdings Co. Ltd.	984,000	29,968
The Monogatari Corp.	219,000	9,842
The Restaurant Group PLC	6,904,100	31,253
Toridoll.corporation	97,400	2,346
		214,694
Household Durables - 3.4%
Abbey PLC (b)	1,886,500	30,824
Barratt Developments PLC (b)	76,748,300	576,048
Bellway PLC	4,159,300	153,318
D.R. Horton, Inc.	3,150,243	103,611
Dorel Industries, Inc. Class B (sub. vtg.) (a)	2,810,900	67,541
Emak SpA	4,661,800	8,089
First Juken Co. Ltd. (b)	1,487,800	19,339
Helen of Troy Ltd. (b)(c)	2,025,000	190,350
Henry Boot PLC	3,458,300	11,243
Iida Group Holdings Co. Ltd.	156,500	2,491
Libbey, Inc.	685,721	7,200
M/I Homes, Inc.	10,000	272
NACCO Industries, Inc. Class A	187,592	15,880
P&F Industries, Inc. Class A (b)	333,648	2,299
PulteGroup, Inc.	998,400	22,634
Q.E.P. Co., Inc. (c)	500	11
Sanei Architecture Planning Co. Ltd. (b)	1,286,100	17,652
Stanley Furniture Co., Inc.	391,436	446
Taylor Morrison Home Corp. (c)	332,110	7,672
Token Corp. (b)	680,800	53,865
Toll Brothers, Inc.	394,800	14,209
		1,304,994
Internet & Direct Marketing Retail - 0.2%
Belluna Co. Ltd. (b)	8,244,800	75,588
Liberty Interactive Corp. QVC Group Series A (c)	880,000	18,638
		94,226
Leisure Products - 0.3%
Accell Group NV (b)	1,900,000	66,229
Amer Group PLC (A Shares)	108,000	2,394
Fenix Outdoor AB Class B (c)	32,298	0
Kabe Husvagnar AB (B Shares)	294,398	7,096
Mars Engineering Corp.	562,700	11,595
Mattel, Inc.	450,000	10,089
Miroku Corp.	747,000	2,982
Vista Outdoor, Inc. (c)	98,900	1,934
		102,319
Media - 0.9%
Cinderella Media Group Ltd. (c)	16,894,000	7,276
Corus Entertainment, Inc. Class B (non-vtg.)	622,300	6,109
Discovery Communications, Inc. Class A (c)	1,382,982	39,802
Emerald Expositions Events, Inc.	124,900	2,436
Gannett Co., Inc.	1,499,950	12,540
Harte-Hanks, Inc. (c)	787,362	1,071
Hyundai HCN	2,723,979	9,362
Intage Holdings, Inc. (b)	1,770,100	33,171
Interpublic Group of Companies, Inc.	592,200	13,958
Ipsos SA	9,414	302
ITE Group PLC	92,397	212
Live Nation Entertainment, Inc. (c)	630,000	20,261
MSG Network, Inc. Class A (c)	226,900	5,661
Multiplus SA	536,800	6,609
Pico Far East Holdings Ltd.	19,690,000	7,974
Proto Corp.	325,900	4,268
RKB Mainichi Broadcasting Corp.	45,200	1,950
Saga Communications, Inc. Class A	389,100	19,941
Salem Communications Corp. Class A	14,964	114
Sky Network Television Ltd. (c)	6,212,162	16,464
STW Group Ltd.	4,356,770	3,801
Tegna, Inc.	1,430,563	36,451
Television Broadcasts Ltd.	3,660,300	14,070
TOW Co. Ltd. (b)	1,945,500	13,840
TVA Group, Inc. Class B (non-vtg.) (c)	3,284,003	7,987
Twenty-First Century Fox, Inc.:
Class A	640,000	19,546
Class B	47,807	1,428
Viacom, Inc. Class B (non-vtg.)	443,933	18,894
WOWOW INC.	195,900	6,493
		331,991
Multiline Retail - 2.2%
Lifestyle China Group Ltd. (c)	36,162,500	11,762
Lifestyle International Holdings Ltd.	37,677,000	53,767
Next PLC (b)	13,996,100	780,400
Watts Co. Ltd. (b)	1,200,000	13,456
		859,385
Specialty Retail - 12.8%
Abercrombie & Fitch Co. Class A (a)(b)	5,284,680	63,363
Adastria Co. Ltd.	293,000	7,278
AT-Group Co. Ltd.	1,163,500	27,555
AutoCanada, Inc.	123,300	2,121
AutoZone, Inc. (c)	792,318	548,435
Bed Bath & Beyond, Inc.	5,809,854	225,132
Best Buy Co., Inc. (b)	20,850,000	1,080,239
BMTC Group, Inc. (b)	4,208,200	39,213
Bonia Corp. Bhd	2,503,000	375
Bonjour Holdings Ltd.	4,125,000	209
Buffalo Co. Ltd.	99,000	759
Cash Converters International Ltd.	23,454,588	4,830
Chico's FAS, Inc.	1,255,500	17,351
CST Brands, Inc.	2,638,747	127,425
Delek Automotive Systems Ltd.	783,200	6,877
DSW, Inc. Class A (a)(b)	4,254,500	87,728
Dunelm Group PLC	690,500	5,424
Ff Group (b)(c)	4,635,600	98,668
Formosa Optical Technology Co. Ltd.	1,362,000	3,303
Fourlis Holdings SA (c)	295,800	1,547
GameStop Corp. Class A (a)(b)	9,597,871	217,776
GNC Holdings, Inc. (a)(b)	5,826,322	45,329
Goldlion Holdings Ltd.	23,321,000	9,924
Guess?, Inc. (b)	7,284,563	81,296
Halfords Group PLC	1,272,200	6,159
Hibbett Sports, Inc. (c)	643,100	16,721
Hour Glass Ltd.	8,855,600	4,373
IA Group Corp. (b)	624,700	3,643
JB Hi-Fi Ltd.	112,692	2,083
John David Group PLC	9,100,000	52,449
Jumbo SA (b)	10,653,068	168,148
K's Holdings Corp.	3,500,000	67,347
Ku Holdings Co. Ltd.	903,700	7,653
Kyoto Kimono Yuzen Co. Ltd.	600,000	5,146
Le Chateau, Inc. Class A (sub. vtg.) (c)	1,672,600	184
Leon's Furniture Ltd.	197,900	2,460
Lewis Group Ltd.	1,144,500	3,238
Mr. Bricolage SA (b)	914,475	11,565
Nafco Co. Ltd. (b)	2,059,500	32,756
Office Depot, Inc.	1,761,080	8,753
Pal Group Holdings Co. Ltd.	1,131,600	30,078
Ross Stores, Inc.	16,500,000	1,072,500
Sa Sa International Holdings Ltd.	3,428,000	1,468
Sacs Bar Holdings, Inc.	393,500	4,388
Sally Beauty Holdings, Inc. (c)	4,853,400	92,312
Second Chance Properties Ltd.	1,917,400	350
Second Chance Properties Ltd.:
warrants 7/24/17 (c)	8,507,800	6
warrants 1/23/20 (c)	1,941,600	11
Silvano Fashion Group A/S	7,130	21
Sonic Automotive, Inc. Class A (sub. vtg.)	1,131,859	22,184
Staples, Inc.	21,296,409	208,066
The Buckle, Inc. (a)(b)	4,783,800	89,457
Urban Outfitters, Inc. (c)	3,674,700	84,077
USS Co. Ltd.	7,350,000	129,890
Vitamin Shoppe, Inc. (c)	610,408	11,781
Workman Co. Ltd. (b)	2,345,500	68,592
Zumiez, Inc. (c)	324,652	5,828
		4,915,844
Textiles, Apparel & Luxury Goods - 1.7%
Anta Sports Products Ltd.	689,000	1,935
Best Pacific International Holdings Ltd.	74,000	65
Coach, Inc.	2,509,100	98,833
Daphne International Holdings Ltd. (c)	882,000	87
Deckers Outdoor Corp. (c)	36,542	2,178
Embry Holdings Ltd.	2,296,000	983
Fossil Group, Inc. (a)(b)(c)	4,521,600	77,998
G-III Apparel Group Ltd. (c)	394,530	9,350
Geox SpA	781,800	2,114
Gerry Weber International AG (Bearer)	48,900	717
Gildan Activewear, Inc.	7,900,100	221,484
Handsome Co. Ltd. (b)	2,125,000	58,561
JLM Couture, Inc. (b)(c)	170,367	520
Makalot Industrial Co. Ltd.	331,000	1,391
McRae Industries, Inc.	6,500	198
Michael Kors Holdings Ltd. (c)	48,505	1,811
Movado Group, Inc.	121,307	2,839
Portico International Holdings (c)	10,835,000	4,276
Steven Madden Ltd. (c)	1,051,560	40,012
Sun Hing Vision Group Holdings Ltd. (b)	21,071,000	7,666
Texwinca Holdings Ltd.	52,814,000	35,443
Van de Velde	15,000	824
Vera Bradley, Inc. (c)	732,969	6,707
Victory City International Holdings Ltd.	96,217,225	3,340
Wolverine World Wide, Inc.	143,200	3,453
Youngone Corp.	500,000	14,900
Youngone Holdings Co. Ltd. (b)	889,600	41,524
Yue Yuen Industrial (Holdings) Ltd.	5,412,000	21,395
		660,604

TOTAL CONSUMER DISCRETIONARY		9,198,075

CONSUMER STAPLES - 9.1%
Beverages - 1.4%
A.G. Barr PLC	3,268,320	26,288
Baron de Ley SA (c)	140,800	17,347
Britvic PLC	6,854,900	59,042
C&C Group PLC	2,800,000	11,551
Jinro Distillers Co. Ltd.	47,081	1,302
Kweichow Moutai Co. Ltd. (A Shares)	275,110	16,501
Monster Beverage Corp. (c)	7,130,674	323,590
Muhak Co. Ltd. (b)	2,799,256	56,595
Olvi PLC (A Shares)	25,263	782
Spritzer Bhd	5,120,400	2,784
Stock Spirits Group PLC	98,600	223
Synergy Co. (c)	90,231	975
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,799,936	6,883
		523,863
Food & Staples Retailing - 5.2%
AdvancePierre Foods Holdings, Inc.	380,000	15,436
Amsterdam Commodities NV	147,900	4,124
Aoki Super Co. Ltd.	237,000	2,934
Australasian Foods Holdco Pty Ltd.	3,481,102	2,346
Australasian Foods Holdco Pty Ltd. rights (c)	192,720	0
Belc Co. Ltd. (b)	1,799,700	80,076
Cosmos Pharmaceutical Corp. (b)	1,275,000	258,145
Create SD Holdings Co. Ltd. (b)	5,881,500	138,128
Daikokutenbussan Co. Ltd.	616,000	29,453
Dong Suh Companies, Inc.(c)	1,850,000	50,169
Genky Stores, Inc. (b)	779,200	19,935
Greggs PLC	879,200	12,241
Halows Co. Ltd. (b)	1,380,000	29,067
Kroger Co.	2,033,600	60,296
Kusuri No Aoki Holdings Co. Ltd.	875,500	37,816
Majestic Wine PLC (a)	3,307,287	16,342
MARR SpA	250,000	6,037
McColl's Retail Group PLC	2,464,057	6,606
Medical System Network Co. Ltd.	73,800	321
Metro, Inc. Class A (sub. vtg.) (b)	26,200,699	897,893
North West Co., Inc.	21,200	500
Performance Food Group Co. (c)	156,500	3,897
Qol Co. Ltd. (b)	1,967,900	26,868
Retail Partners Co. Ltd.	467,700	4,707
Safeway, Inc.:
rights (c)	16,069,900	0
rights (c)	16,069,900	2,893
Sligro Food Group NV	900,000	36,602
Sundrug Co. Ltd.	3,439,900	120,655
Tesco PLC (c)	11,000,000	26,105
Total Produce PLC	9,480,400	20,892
United Natural Foods, Inc. (c)	1,229,898	51,078
Valor Holdings Co. Ltd.	518,500	12,391
Yaoko Co. Ltd.	1,021,400	39,582
		2,013,535
Food Products - 2.2%
Aryzta AG	1,528,770	49,643
Astral Foods Ltd.	344,400	3,995
Bakkafrost	438	15
Cranswick PLC	646,749	22,466
Dean Foods Co.	245,400	4,844
Devro PLC	2,617,600	6,738
Dutch Lady Milk Industries Bhd	100,000	1,327
Food Empire Holdings Ltd. (b)	43,534,200	17,138
Fresh Del Monte Produce, Inc. (b)	5,165,712	316,658
Hilton Food Group PLC	632,200	6,301
Japan Meat Co. Ltd.	320,100	5,327
Kaveri Seed Co. Ltd. (c)	100,000	878
Lamb Weston Holdings, Inc.	49,304	2,058
Lifeway Foods, Inc. (c)	247,500	2,376
Mitsui Sugar Co. Ltd.	373,100	9,194
Nam Yang Dairy Products	11,000	8,383
Natori Co. Ltd.	172,700	2,905
Omega Protein Corp.	119,032	2,398
Origin Enterprises PLC (b)	9,772,895	79,310
Pacific Andes International Holdings Ltd. (c)	109,496,500	2,400
Pacific Andes Resources Development Ltd. (c)	205,047,093	3,229
Pickles Corp.	105,800	1,341
President Rice Products PCL	1,284,600	2,255
Rocky Mountain Chocolate Factory, Inc. (b)	413,393	5,366
S Foods, Inc.	427,000	13,311
Seaboard Corp.	42,028	177,947
Select Harvests Ltd. (b)	4,712,859	19,198
Sunjin Co. Ltd. (b)	1,627,260	29,109
Synear Food Holdings Ltd. (c)	38,027,000	0
The Hain Celestial Group, Inc. (c)	763,992	28,260
Want Want China Holdings Ltd.	16,767,000	12,071
		836,441
Personal Products - 0.3%
Asaleo Care Ltd.	4,308,758	5,791
Coty, Inc. Class A	1,628,000	29,060
Grape King Bio Ltd.	1,748,000	11,220
Natural Alternatives International, Inc. (c)	11,113	108
Nutraceutical International Corp. (b)	1,006,738	31,914
Sarantis SA (b)	2,127,500	26,790
		104,883
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	1,711	479

TOTAL CONSUMER STAPLES		3,479,201

ENERGY - 2.9%
Energy Equipment & Services - 1.0%
AKITA Drilling Ltd. Class A (non-vtg.)	1,564,500	9,971
Atwood Oceanics, Inc. (a)(b)(c)	7,421,700	58,112
Boustead Singapore Ltd.	4,453,700	2,837
Bristow Group, Inc.	502,793	6,722
Carbo Ceramics, Inc. (a)(b)(c)	2,085,827	14,330
Cathedral Energy Services Ltd. (c)	1,409,800	981
Divestco, Inc. (c)	3,080,000	181
Farstad Shipping ASA (c)	36,535,003	1,404
Fugro NV (Certificaten Van Aandelen) (c)	1,683,100	24,824
Geospace Technologies Corp. (b)(c)	1,220,616	20,189
Gulfmark Offshore, Inc. Class A (c)	448,667	144
John Wood Group PLC	604,200	5,944
Nabors Industries Ltd.	868,521	8,981
National Oilwell Varco, Inc.	24,622	861
Oceaneering International, Inc.	246,622	6,508
Oil States International, Inc. (c)	2,521,075	75,002
PHX Energy Services Corp. (c)	1,454,900	3,400
Precision Drilling Corp. (c)	197,300	785
Prosafe ASA (a)(c)	197,302	786
Shinko Plantech Co. Ltd.	1,248,300	9,328
Solstad Offshore ASA (c)	1,173,682	1,661
Total Energy Services, Inc. (b)	2,182,100	21,740
Unit Corp. (b)(c)	4,592,132	98,685
		373,376
Oil, Gas & Consumable Fuels - 1.9%
Adams Resources & Energy, Inc.	139,951	5,685
Beach Energy Ltd.	13,808,307	7,600
Boardwalk Pipeline Partners, LP	630,800	11,443
Bonavista Energy Corp.	295,800	622
Contango Oil & Gas Co. (b)(c)	2,077,600	14,876
Denbury Resources, Inc. (a)(c)	8,054,071	17,880
Enagas SA	98,631	2,595
Eni SpA	7,791,800	120,859
Fuji Kosan Co. Ltd. (b)	677,200	2,983
Great Eastern Shipping Co. Ltd. (c)	5,100,000	34,896
Hankook Shell Oil Co. Ltd.	57,000	20,193
HollyFrontier Corp.	498,597	14,031
International Seaways, Inc. (c)	24,757	479
Marathon Oil Corp.	3,064,382	45,567
Michang Oil Industrial Co. Ltd. (b)	173,900	13,269
Murphy Oil Corp. (a)	7,915,300	207,223
Newfield Exploration Co. (c)	387,857	13,428
Tesoro Corp.	1,347,247	107,389
Thai Oil PCL (For. Reg.)	394,500	889
Tsakos Energy Navigation Ltd.	224,900	1,032
Uehara Sei Shoji Co. Ltd.	859,000	4,939
Whitecap Resources, Inc.	454,900	3,219
Whiting Petroleum Corp. (c)	159,869	1,327
World Fuel Services Corp.	2,152,730	79,285
WPX Energy, Inc. (c)	1,067,024	12,730
		744,439

TOTAL ENERGY		1,117,815

FINANCIALS - 11.4%
Banks - 1.2%
ACNB Corp.	116,373	3,602
Associated Banc-Corp.	265,400	6,608
Bank of Ireland (c)	364,781,300	92,385
Bar Harbor Bankshares	24,700	761
Boston Private Financial Holdings, Inc.	25,000	390
Camden National Corp.	59,184	2,530
Cathay General Bancorp	1,375,000	52,319
Central Valley Community Bancorp	40,200	913
Codorus Valley Bancorp, Inc. (b)	647,439	18,769
ConnectOne Bancorp, Inc.	678,395	15,060
CVB Financial Corp.	84,596	1,822
Dimeco, Inc.	25,675	1,244
East West Bancorp, Inc.	98,900	5,367
Farmers & Merchants Bancorp, Inc.	29,606	1,279
First Bancorp, Puerto Rico (c)	7,147,817	42,029
First West Virginia Bancorp, Inc. (c)	73,556	1,490
Hope Bancorp, Inc.	800,000	14,648
Horizon Bancorp Industries	6,000	162
Huntington Bancshares, Inc.	101,500	1,305
Investors Bancorp, Inc.	1,081,000	14,972
KeyCorp	107,000	1,952
LCNB Corp. (b)	671,200	14,867
Northrim Bancorp, Inc.	113,800	3,642
Norwood Financial Corp.	180,900	6,728
OFG Bancorp (a)(b)	2,347,058	27,461
Popular, Inc.	1,385,200	58,054
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,310,500	10,341
Sparebanken More (primary capital certificate)	221,534	6,180
Sparebanken Nord-Norge	2,459,900	16,259
Trico Bancshares	352,995	12,517
Union Bankshares Corp.	8,201	281
United Community Bank, Inc.	78,700	2,152
Van Lanschot NV (Bearer)	1,128,140	30,661
		468,750
Capital Markets - 0.5%
AllianceBernstein Holding LP	665,000	15,229
Ares Capital Corp.	96,258	1,694
Banca Generali SpA	131,100	3,769
Carlyle Group LP	75,000	1,328
Close Brothers Group PLC	115,500	2,531
Cowen Group, Inc. Class A (a)(c)	595,900	9,475
Federated Investors, Inc. Class B (non-vtg.)	399,800	10,723
Franklin Resources, Inc.	1,168,144	50,359
Greenhill & Co., Inc.	186,353	4,715
Lazard Ltd. Class A	319,776	13,731
State Street Corp.	248,300	20,832
Waddell & Reed Financial, Inc. Class A (a)	2,942,000	52,927
		187,313
Consumer Finance - 0.5%
Aeon Credit Service (Asia) Co. Ltd.	13,544,000	10,221
Ally Financial, Inc.	241,200	4,776
H&T Group PLC	572,400	2,187
Nicholas Financial, Inc. (c)	360,167	3,594
Santander Consumer U.S.A. Holdings, Inc. (c)	4,193,629	53,427
Synchrony Financial	5,058,887	140,637
		214,842
Diversified Financial Services - 0.3%
Far East Horizon Ltd.	725,000	667
Newship Ltd. (c)	2,500	933
Ricoh Leasing Co. Ltd.	813,400	26,341
Scandinavian Tobacco Group A/S	2,043,595	35,675
Voya Financial, Inc.	1,750,000	65,415
		129,031
Insurance - 8.0%
Admiral Group PLC	141,634	3,689
AEGON NV	50,618,700	258,351
AFLAC, Inc.	315,814	23,648
April	2,442,800	31,772
ASR Nederland NV	591,800	17,505
Assurant, Inc. (b)	3,450,000	332,028
Axis Capital Holdings Ltd. (b)	5,450,000	359,155
CNO Financial Group, Inc.	11,000	232
FBD Holdings PLC (c)	154,100	1,368
FNF Group	74,000	3,030
Genworth Financial, Inc. Class A (c)	7,321,700	29,580
Great-West Lifeco, Inc.	49,300	1,326
Hartford Financial Services Group, Inc.	3,600,000	174,096
Hiscox Ltd.	334,755	4,908
James River Group Holdings Ltd.	363,464	15,832
Kinsale Capital Group, Inc.	293,619	10,617
Lincoln National Corp.	6,200,000	408,766
MetLife, Inc.	792,253	41,047
National Western Life Group, Inc.	131,014	40,122
NN Group NV	1,223,302	40,563
Primerica, Inc.	223,700	18,746
RenaissanceRe Holdings Ltd. (b)	2,400,000	341,208
Sony Financial Holdings, Inc.	2,755,000	45,770
Torchmark Corp.	326,747	25,065
Universal Insurance Holdings, Inc.	59,200	1,542
Unum Group (b)	16,268,533	753,721
Validus Holdings Ltd.	1,300,000	71,864
		3,055,551
Mortgage Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	15,338,446	181,147
MFA Financial, Inc.	64,500	536
		181,683
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	118,100	1,671
Genworth MI Canada, Inc.	4,250,300	105,553
Genworth Mortgage Insurance Ltd.	6,565,375	16,174
Meridian Bancorp, Inc. Maryland	879,776	15,440
Nationstar Mortgage Holdings, Inc. (a)(c)	452,209	7,285
		146,123

TOTAL FINANCIALS		4,383,293

HEALTH CARE - 12.0%
Biotechnology - 1.1%
Amgen, Inc.	2,640,843	431,302
Myriad Genetics, Inc. (c)	98,607	1,813
		433,115
Health Care Equipment & Supplies - 0.9%
Ansell Ltd. (c)	293,938	5,238
Apex Biotechnology Corp.	1,400,000	1,802
Arts Optical International Holdings Ltd. (b)	24,385,000	9,186
Atrion Corp.	8,800	4,550
Boston Scientific Corp. (c)	987,100	26,040
Exactech, Inc. (c)	170,488	5,055
Hoshiiryou Sanki Co. Ltd. (b)	317,064	11,960
Huvitz Co. Ltd.	50,000	560
Integer Holdings Corp. (c)	4,900	180
Microlife Corp.	3,683,500	8,422
Nakanishi, Inc.	660,700	25,960
Pacific Hospital Supply Co. Ltd.	1,454,000	3,748
Prim SA (b)	1,526,800	16,182
ResMed, Inc.	148,000	10,063
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	984,000	717
Span-America Medical System, Inc. (b)	275,562	6,002
St.Shine Optical Co. Ltd.	2,450,000	47,341
Supermax Corp. Bhd	24,000,000	10,615
Techno Medica Co. Ltd.	41,100	731
Top Glove Corp. Bhd	1,000,034	1,053
Utah Medical Products, Inc. (b)	374,069	23,417
Zimmer Biomet Holdings, Inc.	1,098,399	131,423
		350,245
Health Care Providers & Services - 8.4%
Addus HomeCare Corp. (c)	126	4
Aetna, Inc.	4,514,184	609,731
Almost Family, Inc. (c)	650,000	32,273
Anthem, Inc.	1,980,832	352,370
DVx, Inc. (b)	741,700	9,082
Grupo Casa Saba SA de CV (c)	11,473,200	0
Hanger, Inc. (b)(c)	2,665,532	34,892
Hi-Clearance, Inc.	1,489,000	4,868
LHC Group, Inc. (c)	890,500	48,176
Lifco AB	632,300	19,239
Medica Sur SA de CV	361,200	767
MEDNAX, Inc. (c)	176,056	10,627
Pelion SA (c)	556,100	7,655
Premier, Inc. (c)	519,802	17,569
Ship Healthcare Holdings, Inc.	94,800	2,549
The Ensign Group, Inc.	1,089,574	19,558
Tokai Corp.	181,800	6,711
Triple-S Management Corp. (b)(c)	1,948,495	35,268
Tsukui Corp.	2,766,300	15,683
U.S. Physical Therapy, Inc.	76,700	5,032
United Drug PLC (United Kingdom)	7,100,000	68,694
UnitedHealth Group, Inc.	10,900,000	1,906,183
WIN-Partners Co. Ltd. (b)	2,685,200	23,871
		3,230,802
Health Care Technology - 0.1%
Addlife AB (c)	409,000	7,781
Computer Programs & Systems, Inc. (a)	147,911	4,060
HMS Holdings Corp. (c)	94,000	1,924
ND Software Co. Ltd. (b)	1,279,700	11,560
Pharmagest Interactive	9,840	409
		25,734
Life Sciences Tools & Services - 0.1%
Bruker Corp.	93,456	2,279
VWR Corp. (c)	724,053	20,462
		22,741
Pharmaceuticals - 1.4%
Apex Healthcare Bhd	47,600	52
Bliss Gvs Pharma Ltd. (c)	4,600,000	12,164
Daewon Pharmaceutical Co. Ltd. (b)	1,782,271	34,232
Daewoong Co. Ltd.	70,000	3,957
Dawnrays Pharmaceutical Holdings Ltd.	11,804,000	6,920
DongKook Pharmaceutical Co. Ltd. (b)	623,700	37,172
FDC Ltd. (c)	3,250,000	10,088
Fuji Pharma Co. Ltd.	440,400	14,321
Genomma Lab Internacional SA de CV (c)	2,153,100	2,716
Indivior PLC	17,957,100	77,914
Innoviva, Inc. (c)	151,900	1,790
Korea United Pharm, Inc.	239,629	4,329
Kwang Dong Pharmaceutical Co. Ltd. (b)	3,100,000	24,035
Kyung Dong Pharmaceutical Co. Ltd.	480,000	7,932
Lee's Pharmaceutical Holdings Ltd.	8,681,598	8,616
Novo Nordisk A/S Series B sponsored ADR	1,183,489	45,777
Phibro Animal Health Corp. Class A	431,886	12,849
Recordati SpA	4,200,000	155,598
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd.	1,265,000	2,693
Torrent Pharmaceuticals Ltd. (c)	150,000	3,310
Tsumura & Co.	791,500	25,596
Whanin Pharmaceutical Co. Ltd. (b)	1,750,000	26,536
		518,597

TOTAL HEALTH CARE		4,581,234

INDUSTRIALS - 7.9%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. (c)	1,085,106	24,317
Austal Ltd.	1,499,167	1,925
Engility Holdings, Inc. (c)	1,010,738	28,654
		54,896
Air Freight & Logistics - 0.2%
Air T, Inc. (b)(c)	204,201	3,951
Atlas Air Worldwide Holdings, Inc. (c)	678,666	39,363
Yusen Logistics Co. Ltd. (b)	2,900,000	27,602
		70,916
Airlines - 0.0%
JetBlue Airways Corp. (c)	112,308	2,452
Building Products - 0.0%
Continental Building Products, Inc. (c)	259,400	6,316
Kondotec, Inc. (b)	1,663,800	13,731
		20,047
Commercial Services & Supplies - 0.8%
1010 Printing Group Ltd.	20,427,640	4,386
Acme United Corp.	5,270	153
Aeon Delight Co. Ltd.	3,500	107
Aggreko PLC	729,134	8,381
AJIS Co. Ltd. (b)	948,500	18,089
Asia File Corp. Bhd	4,480,000	3,478
Civeo Corp. (b)(c)	12,673,920	37,895
Essendant, Inc. (b)	2,092,398	34,943
Fursys, Inc. (b)	950,000	26,389
Interface, Inc.	193,420	3,849
Loomis AB (B Shares)	393,900	14,298
Mears Group PLC	1,608,423	10,854
Mitie Group PLC (a)(b)	18,888,837	51,278
Nac Co. Ltd. (b)	1,100,500	9,379
NICE Total Cash Management Co., Ltd. (b)	1,375,000	10,697
Prestige International, Inc.	1,461,200	13,121
Programmed Maintenance Services Ltd.	963,318	1,241
Team, Inc. (a)(c)	453,391	12,196
VICOM Ltd.	2,993,600	12,299
VSE Corp. (b)	887,517	37,853
West Corp.	201,252	5,371
		316,257
Construction & Engineering - 1.3%
AECOM (c)	7,519,895	257,256
Arcadis NV (a)	2,932,609	50,808
Astaldi SpA (c)	2,589,900	16,983
Boustead Projs. Pte Ltd. (c)	1,097,787	672
C-Cube Corp.	342,800	1,365
Chicago Bridge & Iron Co. NV	579,418	17,429
Daiichi Kensetsu Corp. (b)	1,836,300	19,883
Geumhwa PSC Co. Ltd. (b)	360,000	11,582
Jacobs Engineering Group, Inc.	245,928	13,506
KBR, Inc.	155,703	2,188
Kyeryong Construction Industrial Co. Ltd. (b)(c)	700,000	10,830
Meisei Industrial Co. Ltd.	1,173,300	6,673
Metka Industrial-Construction	919,500	7,011
Mirait Holdings Corp.	1,637,800	17,013
Nippon Rietec Co. Ltd.	1,241,800	12,978
Severfield PLC	2,934,533	3,345
Shinnihon Corp.	1,672,600	13,144
ShoLodge, Inc. (b)(c)	443,162	0
Sterling Construction Co., Inc. (b)(c)	2,111,765	20,083
United Integration Services Co. Ltd.	5,143,500	10,960
		493,709
Electrical Equipment - 0.8%
Aichi Electric Co. Ltd.	330,500	8,153
Aros Quality Group AB	770,500	18,703
AZZ, Inc.	1,236,800	73,033
Bharat Heavy Electricals Ltd.	20,700,000	56,572
Chiyoda Integre Co. Ltd.	391,400	8,616
Graphite India Ltd.	900,000	1,738
Hammond Power Solutions, Inc. Class A	481,000	2,171
I-Sheng Electric Wire & Cable Co. Ltd. (b)	12,500,000	20,349
Korea Electric Terminal Co. Ltd. (b)	700,000	43,750
Servotronics, Inc. (b)	173,200	1,758
TKH Group NV unit (a)	1,600,000	73,550
		308,393
Industrial Conglomerates - 1.5%
Carr's Group PLC	2,370,000	4,363
DCC PLC (United Kingdom) (b)	5,900,000	544,852
Reunert Ltd.	1,805,900	9,581
		558,796
Machinery - 1.4%
Aalberts Industries NV (b)	8,300,000	329,280
Allison Transmission Holdings, Inc.	250,859	9,703
ASL Marine Holdings Ltd.(b)(c)	48,007,013	4,707
Foremost Income Fund (c)	2,141,103	8,188
Gencor Industries, Inc. (c)	206,597	3,430
Global Brass & Copper Holdings, Inc.	77,600	2,766
Haitian International Holdings Ltd.	7,380,000	18,084
Hurco Companies, Inc. (b)	529,300	15,350
Hwacheon Machine Tool Co. Ltd. (b)	219,900	9,916
Hyster-Yale Materials Handling:
Class A (b)	220,370	13,246
Class B (b)	310,000	18,634
Ihara Science Corp. (b)	1,056,600	13,943
Jaya Holdings Ltd. (b)	3,286,740	353
Kyowakogyosyo Co. Ltd.	304,000	2,681
Luxfer Holdings PLC sponsored ADR	325,400	3,804
Maruzen Co. Ltd. (b)	1,689,000	18,409
Miller Industries, Inc.	6,812	173
Mincon Group PLC	2,012,721	2,280
Mirle Automation Corp.	1,500,000	2,003
Nadex Co. Ltd. (b)	845,300	5,763
Nakano Refrigerators Co. Ltd.	27,200	747
Nitchitsu Co. Ltd.	592,000	1,057
Semperit AG Holding	491,900	13,128
SIMPAC, Inc.	583,000	2,529
Takamatsu Machinery Co. Ltd.	391,500	3,066
Techno Smart Corp. (b)	952,200	6,534
Tocalo Co. Ltd. (b)	836,500	22,549
Trinity Industrial Corp.	767,000	4,376
		536,699
Marine - 0.0%
SITC International Holdings Co. Ltd.	48,000	34
Tokyo Kisen Co. Ltd. (b)	881,000	5,635
		5,669
Professional Services - 0.5%
Akka Technologies SA	1,130,808	52,881
Boardroom Ltd.	2,734,642	1,233
Clarius Group Ltd. (c)	2,951,860	212
ICF International, Inc. (c)	253,800	11,205
McMillan Shakespeare Ltd.	2,246,635	22,761
SHL-JAPAN Ltd.	54,100	1,609
Sporton International, Inc.	302,999	1,790
Stantec, Inc. (a)	2,450,000	62,872
Synergie SA	135,500	5,656
TriNet Group, Inc. (c)	89,336	2,626
TrueBlue, Inc. (c)	732,785	20,042
		182,887
Road & Rail - 0.6%
Alps Logistics Co. Ltd. (b)	3,034,700	20,690
Chilled & Frozen Logistics Holdings Co. Ltd. (b)	1,500,000	19,646
CSX Corp.	229,213	11,653
Daqin Railway Co. Ltd. (A Shares)	26,000,000	29,419
Hamakyorex Co. Ltd. (b)	1,331,400	27,912
Higashi Twenty One Co. Ltd.	265,900	844
Roadrunner Transportation Systems, Inc. (b)(c)	3,834,032	25,765
Sakai Moving Service Co. Ltd. (b)	1,383,800	40,282
Trancom Co. Ltd. (b)	908,800	45,654
Universal Logistics Holdings, Inc. (b)	1,644,841	22,946
		244,811
Trading Companies & Distributors - 0.6%
AddTech AB (B Shares)	1,309,400	23,579
AerCap Holdings NV (c)	246,618	11,347
Goodfellow, Inc. (b)	768,100	4,231
Hanwa Co. Ltd.	572,000	4,054
HERIGE (c)	64,753	2,326
Houston Wire & Cable Co. (b)	1,187,300	7,421
KS Energy Services Ltd. (c)	13,995,400	431
Lumax International Corp. Ltd.	2,778,000	4,752
Meiwa Corp.	1,824,700	6,777
Mitani Shoji Co. Ltd.	781,100	24,349
MRC Global, Inc. (c)	1,032,407	18,821
Nexeo Solutions, Inc. (c)	1,090,006	9,930
Otec Corp.	132,100	1,783
Parker Corp. (b)	2,359,000	11,195
Richelieu Hardware Ltd. (a)	924,200	20,569
Senshu Electric Co. Ltd. (b)	950,700	17,151
Strongco Corp. (b)(c)	902,488	893
Tanaka Co. Ltd.	38,900	240
TECHNO ASSOCIE Co. Ltd.	271,000	2,844
Titan Machinery, Inc. (c)	1,020,212	16,170
Totech Corp. (b)	984,000	15,703
Univar, Inc. (c)	665,737	19,872
		224,438
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd.	1,373,300	8,020
Meiko Transportation Co. Ltd.	881,000	8,496
Qingdao Port International Co. Ltd.	2,323,000	1,236
Sinwa Ltd. (b)	21,671,800	3,413
		21,165

TOTAL INDUSTRIALS		3,041,135

INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 0.1%
ADTRAN, Inc.	13,300	266
Bel Fuse, Inc. Class A	98,607	1,928
Black Box Corp. (b)	1,581,911	15,661
ClearOne, Inc.	125,212	1,277
CommScope Holding Co., Inc. (c)	272,001	11,435
Juniper Networks, Inc.	56,700	1,705
Tessco Technologies, Inc. (b)	471,362	6,599
		38,871
Electronic Equipment & Components - 5.0%
A&D Co. Ltd.	850,000	3,363
AAC Technology Holdings, Inc.	361,500	5,307
AVX Corp.	121,956	2,062
Beijer Electronics AB	113,900	540
Cardtronics PLC	247,442	10,289
CDW Corp.	618,286	36,535
Corning, Inc.	58,900	1,699
CTS Corp.	33,987	751
Daido Signal Co. Ltd.	104,000	453
DigiTech Systems Co., Ltd. (c)	725,000	0
Dynapack International Technology Corp.	3,200,000	4,283
Elec & Eltek International Co. Ltd.	1,584,400	2,313
Elematec Corp. (b)	1,254,600	19,864
Excel Co. Ltd. (b)	800,900	10,540
FLIR Systems, Inc.	98,607	3,622
Hi-P International Ltd.	18,553,000	9,163
Hon Hai Precision Industry Co. Ltd. (Foxconn)	182,476,140	596,521
IDIS Holdings Co. Ltd. (b)	800,000	10,408
Image Sensing Systems, Inc. (c)	68,466	199
Insight Enterprises, Inc. (c)	636,345	26,790
Intelligent Digital Integrated Security Co. Ltd. (b)	900,010	7,231
INTOPS Co. Ltd. (b)	1,719,800	18,444
Isra Vision AG (b)	370,000	54,209
Jabil Circuit, Inc.	320,612	9,304
Keysight Technologies, Inc. (c)	3,250,000	121,648
Kingboard Chemical Holdings Ltd. (b)	83,243,500	300,190
Kingboard Laminates Holdings Ltd.	3,957,500	4,772
Mesa Laboratories, Inc. (b)	252,300	35,277
Muramoto Electronic Thailand PCL (For. Reg.) (b)	1,354,200	9,158
Nippo Ltd. (b)(c)	782,800	1,889
PAX Global Technology Ltd.	4,331,000	2,684
Philips Lighting NV	117,700	3,982
Pinnacle Technology Holdings Ltd.	8,042,000	12,667
Redington India Ltd.	14,700,000	28,536
ScanSource, Inc. (b)(c)	2,226,200	87,935
Shibaura Electronics Co. Ltd. (b)	684,800	16,236
Sigmatron International, Inc. (b)(c)	255,479	1,385
Simplo Technology Co. Ltd.	10,500,000	35,089
SYNNEX Corp. (b)	2,869,300	311,118
Tomen Devices Corp. (b)	598,700	11,982
Tripod Technology Corp.	600,000	1,693
TTM Technologies, Inc. (c)	1,278,924	21,396
UKC Holdings Corp. (b)	1,382,000	25,179
VST Holdings Ltd. (b)	128,034,800	44,608
Wayside Technology Group, Inc.	8,261	174
Wireless Telecom Group, Inc. (c)	428,912	686
		1,912,174
Internet Software & Services - 0.2%
Bankrate, Inc. (c)	133,568	1,416
E-Credible Co. Ltd.	129,349	1,524
eBay, Inc. (c)	474,573	15,855
Gabia, Inc. (b)	975,000	5,331
Liquidity Services, Inc. (c)	295,822	2,307
Melbourne IT Ltd.	787,163	1,267
NetGem SA	902,800	2,459
Pandora Media, Inc. (c)	50,000	543
Rentabiliweb Group SA (a)(c)	26,095	182
Softbank Technology Corp. (a)	136,400	4,839
Stamps.com, Inc. (c)	120,000	12,738
Yahoo! Japan Corp.	2,918,800	12,490
		60,951
IT Services - 4.8%
ALTEN	701,800	59,476
Amdocs Ltd.	6,865,900	420,468
Argo Graphics, Inc.	418,200	9,409
Blackhawk Network Holdings, Inc. (c)	1,873,551	75,785
Calian Technologies Ltd. (b)	685,500	13,634
Computer Services, Inc.	274,464	12,584
Conduent, Inc. (c)	2,435,217	39,718
CSE Global Ltd. (b)	43,215,700	16,084
CSRA, Inc.	5,009,713	145,682
Data#3 Ltd.	2,979,439	3,837
Dimerco Data System Corp.	510,000	595
DXC Technology Co. (c)	740,275	55,772
eClerx Services Ltd.	1,791,278	36,228
Econocom Group SA	221,519	3,563
EOH Holdings Ltd.	7,027,300	74,381
Estore Corp.	301,600	2,408
EVERTEC, Inc.	2,031,507	32,199
ExlService Holdings, Inc. (c)	189,658	9,049
First Data Corp. Class A (c)	812,709	12,695
Genpact Ltd.	315,824	7,712
Hackett Group, Inc.	5,854	116
HIQ International AB	542,400	3,705
Indra Sistemas (b)(c)	13,916,800	190,783
Know IT AB (a)(b)	1,520,100	22,397
Leidos Holdings, Inc.	680,770	35,849
Luxoft Holding, Inc. (c)	97,410	6,005
Mastek Ltd.	1,000,000	4,330
NCI, Inc. Class A (b)(c)	680,770	10,109
Net 1 UEPS Technologies, Inc. (c)	489,344	5,300
Neustar, Inc. Class A (c)	1,214,129	40,309
Nice Information & Telecom, Inc.	53,000	1,267
Perficient, Inc. (c)	576,915	10,050
Rolta India Ltd. (c)	2,699,942	2,547
Societe Pour L'Informatique Industrielle SA (b)	1,760,600	36,439
Softcreate Co. Ltd.	639,600	8,216
Sword Group	346,295	11,845
The Western Union Co.	19,430,255	385,885
TravelSky Technology Ltd. (H Shares)	1,858,000	4,897
Vantiv, Inc. (c)	119,970	7,443
		1,818,771
Semiconductors & Semiconductor Equipment - 0.8%
Axell Corp. (b)	812,500	5,343
Integrated Device Technology, Inc. (c)	392,480	9,416
Lasertec Corp.	650,000	8,461
Leeno Industrial, Inc.	600,000	22,468
Melexis NV (b)	2,400,000	200,022
Miraial Co. Ltd.	190,900	1,577
ON Semiconductor Corp. (c)	1,041,559	14,769
Phison Electronics Corp.	1,900,000	17,885
Powertech Technology, Inc.	9,000,000	28,200
Trio-Tech International (b)(c)	243,800	1,004
Varitronix International Ltd.	7,675,000	3,641
		312,786
Software - 3.5%
Activision Blizzard, Inc.	250,898	13,109
AdaptIT Holdings Ltd.	2,671,400	2,139
ANSYS, Inc. (c)	4,265,000	469,832
Aspen Technology, Inc. (c)	140,243	8,624
AVG Technologies NV (c)	502,588	12,489
Ebix, Inc. (a)(b)	2,771,487	171,001
ICT Automatisering NV (b)	665,800	8,337
IGE + XAO SA	35,129	3,587
InfoVine Co. Ltd. (b)	175,000	4,753
init innovation in traffic systems AG (a)	123,288	1,880
Jorudan Co. Ltd. (b)	462,200	3,856
KPIT Cummins Infosystems Ltd.	9,000,000	17,975
KSK Co., Ltd. (b)	564,500	6,492
Majesco Ltd. (c)	450,000	2,521
NIIT Technologies Ltd.	300,000	2,141
Nucleus Software Exports Ltd. (b)(c)	2,200,000	10,807
Oracle Corp.	11,971,074	538,219
Pegasystems, Inc.	288,671	13,149
Pro-Ship, Inc.	268,200	3,777
RealPage, Inc. (c)	397,558	14,730
Reckon Ltd.	93,378	109
RS Software (India) Ltd. (c)	500,000	661
Synopsys, Inc. (c)	284,847	20,993
Vitec Software Group AB	841,000	6,813
Zensar Technologies Ltd.	800,000	10,766
		1,348,760
Technology Hardware, Storage & Peripherals - 3.9%
Compal Electronics, Inc.	72,000,000	48,122
Hewlett Packard Enterprise Co.	5,424,706	101,062
HP, Inc.	8,102,362	152,486
Seagate Technology LLC (b)	26,250,000	1,105,913
Super Micro Computer, Inc. (c)	876,103	21,377
TPV Technology Ltd.	73,944,000	20,154
Xerox Corp.	8,755,601	62,953
		1,512,067

TOTAL INFORMATION TECHNOLOGY		7,004,380

MATERIALS - 3.2%
Chemicals - 2.3%
Axalta Coating Systems (c)	417,800	13,106
C. Uyemura & Co. Ltd.	407,700	21,359
Chase Corp. (b)	760,000	77,900
Core Molding Technologies, Inc. (b)(c)	694,785	13,743
Deepak Fertilisers and Petrochemicals Corp. Ltd. (b)(c)	6,564,325	27,293
Deepak Nitrite Ltd. (c)	4,100,000	8,727
EcoGreen International Group Ltd. (b)	53,254,080	11,707
FMC Corp.	1,731,500	126,798
Fujikura Kasei Co., Ltd. (b)	2,880,200	17,001
Fuso Chemical Co. Ltd.	1,025,000	32,044
Gujarat Narmada Valley Fertilizers Co. (b)	10,500,000	49,315
Gujarat State Fertilizers & Chemicals Ltd. (b)	31,000,000	61,841
Honshu Chemical Industry Co. Ltd. (b)	837,600	6,064
Huntsman Corp.	118,400	2,933
Innospec, Inc.	764,208	50,438
JSR Corp.	201,600	3,682
K&S AG (a)	986,300	23,534
KPC Holdings Corp.	43,478	2,389
KPX Chemical Co. Ltd.	163,083	8,773
KPX Green Chemical Co. Ltd.	369,165	1,416
Miwon Chemicals Co. Ltd.	55,095	3,245
Miwon Commercial Co. Ltd. (c)	13,819	2,764
Muto Seiko Co. Ltd. (c)	264,000	1,208
Nihon Parkerizing Co. Ltd.	390,900	5,018
Nippon Soda Co. Ltd.	1,673,000	9,065
PolyOne Corp.	288,727	11,321
Potash Corp. of Saskatchewan, Inc.	1,731,500	29,200
SK Kaken Co. Ltd.	344,000	32,710
Soda Aromatic Co. Ltd.	265,100	1,750
Soken Chemical & Engineer Co. Ltd. (b)	708,500	9,190
T&K Toka Co. Ltd. (b)	1,444,400	14,227
Thai Carbon Black PCL (For. Reg.)	12,188,800	11,801
Thai Rayon PCL:
unit	91,000	124
(For. Reg.)	2,889,100	3,945
UPL Ltd. (c)	1,000,000	12,539
Victrex PLC	9,764	242
Vivimed Labs Ltd. (c)	600,000	1,107
Yara International ASA	4,427,900	164,615
Yip's Chemical Holdings Ltd.	27,292,000	12,280
		886,414
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (c)	714,500	5,208
Mitani Sekisan Co. Ltd. (b)	1,583,100	38,173
RHI AG	24,176	704
		44,085
Containers & Packaging - 0.3%
AMVIG Holdings Ltd.	3,688,000	1,233
Ball Corp.	187,652	14,429
Berry Global Group, Inc. (c)	237,934	11,897
Chuoh Pack Industry Co. Ltd. (b)	448,000	4,883
Graphic Packaging Holding Co.	64,100	870
Kohsoku Corp. (b)	1,846,200	18,234
Samhwa Crown & Closure Co. Ltd.	50,000	2,035
Sealed Air Corp.	236,900	10,428
Silgan Holdings, Inc.	190,000	11,518
The Pack Corp. (b)	1,658,200	46,708
UFP Technologies, Inc. (c)	1,100	29
		122,264
Metals & Mining - 0.4%
Alcoa Corp.	189,200	6,382
Alconix Corp. (b)	1,126,300	19,783
Ausdrill Ltd.	2,226,269	2,275
Chubu Steel Plate Co. Ltd.	440,200	2,401
Compania de Minas Buenaventura SA sponsored ADR	2,397,119	28,789
Freeport-McMoRan, Inc. (c)	446,300	5,690
Granges AB	209,900	2,180
Handy & Harman Ltd. (c)	115,000	3,134
Hill & Smith Holdings PLC	1,484,100	25,527
Newmont Mining Corp.	51,200	1,731
Orosur Mining, Inc. (c)	3,160,000	625
Orvana Minerals Corp. (c)	812,575	140
Pacific Metals Co. Ltd. (c)	4,049,000	13,149
Petra Diamonds Ltd. (c)	1,504,800	2,528
Tohoku Steel Co. Ltd. (b)	664,900	8,750
Tokyo Tekko Co. Ltd. (b)	4,049,000	15,437
Universal Stainless & Alloy Products, Inc. (c)	88,627	1,600
Webco Industries, Inc. (c)	8,098	672
		140,793
Paper & Forest Products - 0.1%
Cardinal Co. Ltd.	97,800	850
Kapstone Paper & Packaging Corp.	85,000	1,793
Stella-Jones, Inc.	600,000	19,006
Western Forest Products, Inc.	2,067,600	3,257
		24,906

TOTAL MATERIALS		1,218,462

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.3%
CareTrust (REIT), Inc.	475,400	8,091
Colony NorthStar, Inc.	1,023,802	13,381
Corrections Corp. of America	1,175,036	40,480
Four Corners Property Trust, Inc.	147,800	3,448
Nsi NV (a)	70,838	299
Outfront Media, Inc.	104,400	2,731
Parkway, Inc.	49,304	993
Piedmont Office Realty Trust, Inc. Class A	335,600	7,333
Store Capital Corp.	213,000	5,110
VEREIT, Inc.	3,707,500	31,032
WP Glimcher, Inc.	148,900	1,310
		114,208
Real Estate Management & Development - 0.5%
Anabuki Kosan, Inc.	45,750	1,121
Buwog-Gemeinnuetzige Wohnung	139,289	3,761
CBRE Group, Inc. (c)	371,400	13,300
Century21 Real Estate Japan Ltd.	103,300	1,332
Devine Ltd. (c)	1,870,697	616
Leopalace21 Corp.	4,514,200	23,973
LSL Property Services PLC	3,621,283	9,650
Open House Co. Ltd.	293,800	7,206
Relo Holdings Corp. (b)	8,050,000	132,151
Selvaag Bolig ASA	1,236,200	5,111
Sino Land Ltd.	1,762,000	2,986
Tejon Ranch Co. (c)	349,018	7,993
		209,200

TOTAL REAL ESTATE		323,408

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Asia Satellite Telecommunications Holdings Ltd. (c)	896,500	1,089
UTILITIES - 0.6%
Electric Utilities - 0.2%
Exelon Corp.	2,511,400	86,970
Hawaiian Electric Industries, Inc.	32,925	1,104
		88,074
Gas Utilities - 0.2%
Busan City Gas Co. Ltd.	13,931	426
GAIL India Ltd.	3,000,000	19,783
Hokuriku Gas Co.	162,500	3,966
K&O Energy Group, Inc.	570,700	8,852
Keiyo Gas Co. Ltd.	630,000	2,809
KyungDong City Gas Co. Ltd.	153,670	9,753
South Jersey Industries, Inc.	263,459	9,885
Star Gas Partners LP	431,200	4,040
		59,514
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd (b)	32,700,045	28,549
Mega First Corp. Bhd warrants 4/8/20 (c)	4,315,390	2,117
		30,666
Multi-Utilities - 0.1%
CMS Energy Corp.	657,755	29,862
Water Utilities - 0.0%
Manila Water Co., Inc.	5,969,700	3,803

TOTAL UTILITIES		211,919

TOTAL COMMON STOCKS
(Cost $17,396,347)		34,560,011

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Alpargatas SA (PN)	92,300	387
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,145
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 7.50% (c)(d)	6,852	1,502
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,627,400	24,056
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $19,232)		27,090
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27(d)
(Cost $12,163)	4,892	3,962
	Shares	Value (000s)

Money Market Funds - 10.8%
Fidelity Cash Central Fund, 0.85% (e)	3,796,799,239	3,797,559
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)	348,317,557	348,352
TOTAL MONEY MARKET FUNDS
(Cost $4,145,302)		4,145,911
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $21,573,044)		38,736,974
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(410,963)
NET ASSETS - 100%		$38,326,011

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated company

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,464,000 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$15,556
Fidelity Securities Lending Cash Central Fund	6,608
Total	$22,164

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Aalberts Industries NV	$280,615	$--	$5,502	$4,385	$329,280
Abbey PLC	27,009	--	451	313	30,824
Abercrombie & Fitch Co. Class A	111,229	--	1,078	3,214	63,363
Accell Group NV	55,294	--	6,359	1,265	66,229
AECOM	276,570	10,144	21,011	--	--
Air T, Inc.	4,609	--	70	--	3,951
AJIS Co. Ltd.	28,027	--	367	311	18,089
Alconix Corp.	15,908	17	290	428	19,783
Almost Family, Inc.	32,103	--	7,406	--	--
Alps Logistics Co. Ltd.	17,736	--	325	472	20,690
ANSYS, Inc.	399,734	--	21,352	--	--
Arctic Cat, Inc.	17,363	--	20,533	--	--
Ark Restaurants Corp.	4,594	121	79	148	5,062
Arts Optical International Holdings Ltd.	12,370	--	2,145	133	9,186
ASL Marine Holdings Ltd.	5,316	1,536	74	--	4,707
Assurant, Inc.	352,793	--	75,418	6,364	332,028
ASTI Corp.	2,051	--	81	59	6,480
Atlas Air Worldwide Holdings, Inc.	72,657	487	53,282	--	--
Atwood Oceanics, Inc.	67,818	13,725	1,176	--	58,112
Axell Corp.	5,716	--	100	33	5,343
Axis Capital Holdings Ltd.	363,338	--	69,793	6,881	359,155
AZZ, Inc.	83,311	--	6,407	658	--
Barratt Developments PLC	451,627	--	8,296	30,566	576,048
Bel Fuse, Inc. Class A	3,309	--	2,133	24	--
Belc Co. Ltd.	74,524	--	1,134	921	80,076
Belluna Co. Ltd.	59,870	--	8,904	985	75,588
Best Buy Co., Inc.	1,013,053	--	388,173	22,510	1,080,239
Black Box Corp.	21,944	--	277	577	15,661
BMTC Group, Inc.	44,380	--	1,996	672	39,213
Calian Technologies Ltd.	12,538	--	206	378	13,634
Carbo Ceramics, Inc.	29,891	--	416	--	14,330
Chase Corp.	49,296	--	4,912	568	77,900
Chilled & Frozen Logistics Holdings Co. Ltd.	17,074	--	2,155	283	19,646
Chuoh Pack Industry Co. Ltd.	4,728	--	86	155	4,883
Cinderella Media Group Ltd.	4,868	--	102	--	--
Civeo Corp.	14,344	7,191	510	--	37,895
Clip Corp.	2,635	--	39	95	2,256
Codorus Valley Bancorp, Inc.	13,291	--	268	257	18,769
Contango Oil & Gas Co.	18,778	569	263	--	14,876
Core Molding Technologies, Inc.	11,084	918	1,015	--	13,743
Cosmos Pharmaceutical Corp.	288,551	--	19,615	379	258,145
Create SD Holdings Co. Ltd.	145,712	--	2,256	718	138,128
CSE Global Ltd.	14,906	--	252	406	16,084
Daewon Pharmaceutical Co. Ltd.	34,676	--	--	314	34,232
Daiichi Kensetsu Corp.	19,901	--	327	391	19,883
DCC PLC (United Kingdom)	624,867	--	95,053	3,098	544,852
Deepak Fertilisers and Petrochemicals Corp. Ltd.	18,663	--	3,958	--	27,293
DongKook Pharmaceutical Co. Ltd.	37,160	--	--	174	37,172
DSW, Inc. Class A	116,448	239	12,943	2,700	87,728
DVx, Inc.	8,067	--	143	140	9,082
Ebix, Inc.	153,226	--	5,888	633	171,001
EcoGreen International Group Ltd.	10,325	--	187	97	11,707
Elematec Corp.	28,328	--	357	227	19,864
EOH Holdings Ltd.	72,904	--	1,247	831	--
Essendant, Inc.	41,363	1,176	740	862	34,943
Excel Co. Ltd.	10,832	--	174	235	10,540
Farstad Shipping ASA	3,213	1,410	36	--	--
Ff Group	107,213	7,232	1,513	--	98,668
First Juken Co. Ltd.	18,267	--	326	522	19,339
Food Empire Holdings Ltd.	12,087	--	1,410	187	17,138
Fossil Group, Inc.	144,576	397	1,511	--	77,998
Fresh Del Monte Produce, Inc.	299,600	--	6,207	2,359	316,658
Fuji Kosan Co. Ltd.	2,866	--	47	78	2,983
Fujikura Kasei Co., Ltd.	17,183	--	272	396	17,001
Fursys, Inc.	28,855	--	--	458	26,389
Fyffes PLC (Ireland)	44,248	--	62,002	825	--
Gabia, Inc.	5,345	--	--	20	5,331
GameStop Corp. Class A	293,285	13,297	9,843	10,761	217,776
Genky Stores, Inc.	13,359	--	361	60	19,935
Geospace Technologies Corp.	20,470	--	353	--	20,189
Geumhwa PSC Co. Ltd.	12,187	307	--	223	11,582
GNC Holdings, Inc.	98,942	26,341	17,700	1,875	45,329
Goodfellow, Inc.	6,846	--	84	--	4,231
Guess?, Inc.	110,594	--	2,628	5,058	81,296
Gujarat Narmada Valley Fertilizers Co.	31,358	--	12,399	404	49,315
Gujarat State Fertilizers & Chemicals Ltd.	33,010	--	945	1,037	61,841
Halows Co. Ltd.	27,422	--	463	236	29,067
Hamakyorex Co. Ltd.	24,611	--	428	460	27,912
Hampshire Group Ltd.	12	--	4	--	--
Handsome Co. Ltd.	74,379	--	--	439	58,561
Hanger, Inc.	29,120	--	530	--	34,892
Helen of Troy Ltd.	242,740	--	38,220	--	190,350
Hiday Hidaka Corp.	48,144	--	785	586	48,293
Honshu Chemical Industry Co. Ltd.	5,713	--	98	186	6,064
Hoshiiryou Sanki Co. Ltd.	10,919	--	178	110	11,960
Houston Wire & Cable Co.	6,545	521	128	34	7,421
Hurco Companies, Inc.	13,824	551	263	147	15,350
Hwacheon Machine Tool Co. Ltd.	9,871	--	--	187	9,916
Hyster-Yale Materials Handling Class A	14,289	--	212	198	13,246
Hyster-Yale Materials Handling Class B	19,775	--	--	274	18,634
I-Sheng Electric Wire & Cable Co. Ltd.	15,341	--	--	5	20,349
IA Group Corp.	5,226	--	894	142	3,643
ICT Automatisering NV	8,959	--	1,002	--	8,337
IDIS Holdings Co. Ltd.	11,718	--	--	83	10,408
Ihara Science Corp.	8,622	--	197	217	13,943
Indra Sistemas	171,608	--	2,974	--	190,783
InfoVine Co. Ltd.	4,207	--	--	--	4,753
Intage Holdings, Inc.	28,744	--	510	508	33,171
Intelligent Digital Integrated Security Co. Ltd.	10,555	--	--	120	7,231
INTOPS Co. Ltd.	15,416	--	--	117	18,444
INZI Controls Co. Ltd.	8,474	--	--	94	7,130
Isewan Terminal Service Co. Ltd.	9,100	--	136	261	--
Isra Vision AG	35,314	--	2,746	167	54,209
Jaya Holdings Ltd.	1,121	--	7	893	353
JLM Couture, Inc.	563	--	8	--	520
Jorudan Co. Ltd.	3,328	--	63	55	3,856
Jumbo SA	127,943	--	2,638	5,676	168,148
Kingboard Chemical Holdings Ltd.	182,540	--	4,769	3,272	300,190
Know IT AB	13,677	--	299	553	22,397
Kohsoku Corp.	16,596	--	299	431	18,234
Kondotec, Inc.	12,597	--	218	331	13,731
Korea Electric Terminal Co. Ltd.	55,230	--	--	218	43,750
KSK Co., Ltd.	5,892	--	100	203	6,492
Kwang Dong Pharmaceutical Co. Ltd.	26,493	--	--	171	24,035
Kyeryong Construction Industrial Co. Ltd.	7,674	--	--	--	10,830
Kyoto Kimono Yuzen Co. Ltd.	7,517	--	2,372	239	--
LCNB Corp.	12,258	--	412	328	14,867
LHC Group, Inc.	49,216	--	9,329	--	--
Maruzen Co. Ltd.	16,271	--	288	316	18,409
Mastek Ltd.	2,396	--	399	16	--
Mega First Corp. Bhd	14,781	--	--	158	28,549
Melexis NV	177,059	--	24,212	4,751	200,022
Mesa Laboratories, Inc.	31,428	--	2,384	127	35,277
Metro, Inc. Class A (sub. vtg.)	1,005,281	--	44,960	7,792	897,893
Michang Oil Industrial Co. Ltd.	14,143	--	--	264	13,269
Miroku Corp.	2,212	--	42	50	--
Mitani Sekisan Co. Ltd.	34,093	--	2,023	237	38,173
Mitie Group PLC	64,987	--	2,317	979	51,278
Motonic Corp.	27,044	--	--	556	26,883
Mr. Bricolage SA	13,237	--	196	--	11,565
Muhak Co. Ltd.	59,618	--	--	686	56,595
Murakami Corp.	12,838	--	268	201	16,059
Muramoto Electronic Thailand PCL (For. Reg.)	8,851	--	149	492	9,158
Nac Co. Ltd.	9,478	--	156	361	9,379
Nadex Co. Ltd.	4,108	--	89	120	5,763
Nafco Co. Ltd.	33,322	--	540	676	32,756
Nakayamafuku Co. Ltd.	8,398	--	130	237	8,202
NCI, Inc. Class A	8,780	--	159	--	10,109
ND Software Co. Ltd.	10,531	--	196	192	11,560
Next PLC	960,887	--	27,284	17,315	780,400
NICE Total Cash Management Co., Ltd.	8,303	--	--	76	10,697
Nippo Ltd.	1,768	--	31	--	1,889
Norwood Financial Corp.	5,246	392	772	181	--
Nucleus Software Exports Ltd.	6,405	--	--	--	10,807
Nutraceutical International Corp.	26,232	--	524	255	31,914
OFG Bancorp	25,308	--	452	402	27,461
Origin Enterprises PLC	52,849	6,916	1,102	2,218	79,310
P&F Industries, Inc. Class A	3,150	--	41	34	2,299
Parker Corp.	7,322	--	180	172	11,195
Piolax, Inc.	45,328	--	968	681	60,700
Prim SA	14,833	--	250	84	16,182
Qol Co. Ltd.	27,774	964	459	408	26,868
Relo Holdings Corp.	157,507	--	32,208	1,291	132,151
RenaissanceRe Holdings Ltd.	325,965	--	53,206	2,583	341,208
Roadrunner Transportation Systems, Inc.	21,448	8,216	464	--	25,765
Rocky Mountain Chocolate Factory, Inc.	4,457	--	74	151	5,366
S&T Holdings Co. Ltd.	14,556	--	--	210	11,860
Sakai Moving Service Co. Ltd.	34,221	--	601	473	40,282
Samsung Climate Control Co. Ltd.	4,560	--	--	31	5,186
Sanei Architecture Planning Co. Ltd.	14,043	--	287	381	17,652
Sarantis SA	21,370	--	416	--	26,790
ScanSource, Inc.	91,087	5,774	7,197	--	87,935
Seagate Technology LLC	877,660	--	51,269	51,360	1,105,913
Select Harvests Ltd.	27,700	--	348	1,268	19,198
Senshu Electric Co. Ltd.	15,380	--	271	319	17,151
Servotronics, Inc.	1,320	318	29	--	1,758
Sewon Precision Industries Co. Ltd.	8,290	--	--	38	8,351
Shibaura Electronics Co. Ltd.	11,774	--	264	337	16,236
ShoLodge, Inc.	0	--	--	--	0
Sigmatron International, Inc.	1,501	11	20	--	1,385
Sinwa Ltd.	4,271	--	59	186	3,413
SJM Co. Ltd.	8,445	--	--	177	7,122
SJM Holdings Co. Ltd.	6,768	--	--	184	6,281
Societe Pour L'Informatique Industrielle SA	25,005	--	586	153	36,439
Soken Chemical & Engineer Co. Ltd.	6,538	--	149	261	9,190
Span-America Medical System, Inc.	4,705	280	87	128	6,002
SPK Corp.	5,479	140	97	146	6,168
Sportscene Group, Inc. Class A	1,316	--	23	--	1,381
Step Co. Ltd.	12,446	--	242	306	15,194
Sterling Construction Co., Inc.	12,194	478	299	--	20,083
Strattec Security Corp.	7,047	5,383	141	100	10,339
Strongco Corp.	1,173	--	15	--	893
Sun Hing Vision Group Holdings Ltd.	7,647	--	125	635	7,666
Sunjin Co. Ltd.	20,180	--	--	2	29,109
Sword Group	13,332	--	4,605	--	--
SYNNEX Corp.	307,461	--	22,072	2,219	311,118
T&K Toka Co. Ltd.	13,161	--	223	271	14,227
Techno Smart Corp.	3,363	--	98	146	6,534
Tessco Technologies, Inc.	6,533	--	200	193	6,599
The Buckle, Inc.	132,461	4,280	6,200	7,253	89,457
The Pack Corp.	46,476	--	731	323	46,708
Tocalo Co. Ltd.	16,802	--	332	611	22,549
Tohoku Steel Co. Ltd.	6,546	--	135	126	8,750
Token Corp.	57,849	--	852	717	53,865
Tokyo Kisen Co. Ltd.	5,555	--	91	166	5,635
Tokyo Tekko Co. Ltd.	15,150	--	270	206	15,437
Tomen Devices Corp.	10,840	--	190	294	11,982
Total Energy Services, Inc.	21,762	--	389	254	21,740
Totech Corp.	11,171	395	237	318	15,703
TOW Co. Ltd.	11,751	--	200	197	13,840
Trancom Co. Ltd.	59,491	--	782	612	45,654
Trio-Tech International	875	--	15	--	1,004
Triple-S Management Corp.	49,208	--	598	--	35,268
Tsukui Corp.	28,721	--	5,095	238	--
UKC Holdings Corp.	22,097	--	411	716	25,179
Uni-Select, Inc.	53,667	--	7,866	357	--
Unit Corp.	58,338	--	1,784	--	98,685
Universal Logistics Holdings, Inc.	24,741	2,420	2,494	356	22,946
Unum Group	576,028	--	39,227	9,923	753,721
Utah Medical Products, Inc.	24,740	--	389	300	23,417
VSE Corp.	27,966	646	568	107	37,853
VST Holdings Ltd.	31,048	--	746	--	44,608
Watts Co. Ltd.	12,358	--	526	165	13,456
Weight Watchers International, Inc.	52,032	59	987	--	89,707
Whanin Pharmaceutical Co. Ltd.	25,398	--	--	301	26,536
WIN-Partners Co. Ltd.	20,281	--	372	572	23,871
Workman Co. Ltd.	80,055	--	1,136	1,018	68,592
Youngone Holdings Co. Ltd.	48,445	--	--	306	41,524
Yusen Logistics Co. Ltd.	34,365	--	2,282	471	27,602
Yutaka Giken Co. Ltd.	26,673	--	454	676	28,324
Zumiez, Inc.	32,011	406	32,514	--	--
Total	$14,865,186	$123,257	$1,439,362	$265,233	$14,018,341

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$9,198,462	$9,184,386	$14,070	$6
Consumer Staples	3,480,346	3,443,373	26,105	10,868
Energy	1,119,317	996,956	120,859	1,502
Financials	4,383,293	4,122,519	259,841	933
Health Care	4,581,234	4,577,277	--	3,957
Industrials	3,041,135	3,032,947	8,188	--
Information Technology	7,004,380	7,004,380	--	--
Materials	1,242,518	1,242,518	--	--
Real Estate	323,408	323,408	--	--
Telecommunication Services	1,089	1,089	--	--
Utilities	211,919	202,166	--	9,753
Corporate Bonds	3,962	--	3,962	--
Money Market Funds	4,145,911	4,145,911	--	--
Total Investments in Securities:	$38,736,974	$38,276,930	$433,025	$27,019

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$13,957
Level 2 to Level 1	$3,199,707

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $21,770,388,000. Net unrealized appreciation aggregated $16,966,586,000, of which $19,144,137,000 related to appreciated investment securities and $2,177,551,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Intrinsic Opportunities Fund

April 30, 2017

ZTO-QTLY-0617
1.9881588.100

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.8%
	Shares	Value
CONSUMER DISCRETIONARY - 23.0%
Auto Components - 3.8%
Adient PLC	68	$5,002
Cooper Tire & Rubber Co.	204	7,813
ElringKlinger AG	17	339
G-Tekt Corp.	1,700	29,966
Gentex Corp.	136	2,808
Harada Industries Co. Ltd.	100	723
Hyundai Mobis	460	89,768
IJT Technology Holdings Co. Ltd.	700	3,956
INFAC Corp.	71	384
Piolax, Inc.	600	13,790
Seoyon Co. Ltd.	214	1,900
Seoyon E-Hwa Co., Ltd.	467	5,624
TBK Co. Ltd.	400	1,794
TPR Co. Ltd.	500	16,842
Yorozu Corp.	1,100	16,824
		197,533
Automobiles - 0.2%
Audi AG	16	11,276
Harley-Davidson, Inc.	3	170
		11,446
Distributors - 0.5%
Chori Co. Ltd.	1,000	17,825
Doshisha Co. Ltd.	300	6,063
Nakayamafuku Co. Ltd.	100	767
Yagi & Co. Ltd.	200	2,826
		27,481
Diversified Consumer Services - 0.7%
Heian Ceremony Service Co. Ltd.	200	1,678
Kukbo Design Co. Ltd.	14	186
MegaStudy Co. Ltd.	247	6,970
MegaStudyEdu Co. Ltd.	143	5,324
Strayer Education, Inc.	7	607
Tsukada Global Holdings, Inc.	700	3,673
Weight Watchers International, Inc.(a)	784	16,370
		34,808
Hotels, Restaurants & Leisure - 0.8%
Flight Centre Travel Group Ltd.	85	2,002
Hiday Hidaka Corp.	200	4,223
Kura Corp. Ltd.	100	4,118
Ohsho Food Service Corp.	100	3,727
St. Marc Holdings Co. Ltd.	100	3,046
The Restaurant Group PLC	4,533	20,520
Whitbread PLC	1	52
Wyndham Worldwide Corp.	3	286
		37,974
Household Durables - 0.3%
Ace Bed Co. Ltd.	28	4,157
Emak SpA	409	710
FJ Next Co. Ltd.	700	5,972
Q.E.P. Co., Inc. (a)	24	552
Sanyo Housing Nagoya Co. Ltd.	500	4,535
		15,926
Internet & Direct Marketing Retail - 0.0%
NS Shopping Co. Ltd.	3	448
Trade Maine Group Ltd.	34	124
Webjet Ltd.	68	580
		1,152
Leisure Products - 0.0%
Polaris Industries, Inc.	7	597
Vista Outdoor, Inc. (a)	34	665
		1,262
Media - 0.7%
AMC Networks, Inc. Class A (a)	3	179
Corus Entertainment, Inc. Class B (non-vtg.)	273	2,680
Gendai Agency, Inc.	600	3,100
Hyundai HCN	1,363	4,685
Ipsos SA	7	224
Liberty Global PLC LiLAC Class A (a)	5	107
Multiplus SA	300	3,694
Pico Far East Holdings Ltd.	6,000	2,430
Proto Corp.	100	1,310
SMG PLC	7	34
Television Broadcasts Ltd.	1,400	5,382
tronc, Inc. (a)	4	57
Viacom, Inc.:
Class A	170	7,582
Class B (non-vtg.)	34	1,447
WOWOW INC.	100	3,315
		36,226
Multiline Retail - 0.4%
Grazziotin SA	100	614
Hanwha Galleria Timeworld Co. Ltd.	41	1,234
Lifestyle China Group Ltd. (a)	8,500	2,765
Lifestyle International Holdings Ltd.	9,000	12,843
Treasure Factory Co. Ltd.	600	4,317
		21,773
Specialty Retail - 13.0%
Arc Land Sakamoto Co. Ltd.	300	3,711
Beacon Lighting Group Ltd.	17	23
Bed Bath & Beyond, Inc.	1,806	69,983
Best Buy Co., Inc.	3,511	181,905
Dunelm Group PLC	136	1,068
Ff Group (a)	409	8,706
GameStop Corp. Class A	447	10,142
Goldlion Holdings Ltd.	5,000	2,128
Handsman Co. Ltd.	500	7,939
Hibbett Sports, Inc. (a)	136	3,536
JB Hi-Fi Ltd.	589	10,889
John David Group PLC	23,449	135,152
K's Holdings Corp.	1,600	30,787
Ku Holdings Co. Ltd.	400	3,387
Leon's Furniture Ltd.	57	709
Lookers PLC	750	1,263
Mandarake, Inc.	100	484
Michael Hill International Ltd.	102	92
Nafco Co. Ltd.	200	3,181
Nitori Holdings Co. Ltd.	1,000	130,164
Oriental Watch Holdings Ltd.	4,000	931
Padini Holdings Bhd	1,800	1,327
Sacs Bar Holdings, Inc.	300	3,345
Samse SA	24	3,641
Silvano Fashion Group A/S	7	21
Sports Direct International PLC (a)	68	270
Staples, Inc.	3,886	37,966
The Buckle, Inc.	415	7,761
Tokatsu Holdings Co. Ltd.	100	320
Truworths International Ltd.	228	1,476
Urban Outfitters, Inc. (a)	239	5,468
Vita Group Ltd.	17	29
		667,804
Textiles, Apparel & Luxury Goods - 2.6%
Best Pacific International Holdings Ltd.	2,000	1,756
Coach, Inc.	886	34,900
Deckers Outdoor Corp. (a)	187	11,143
Embry Holdings Ltd.	1,000	428
Fossil Group, Inc. (a)	562	9,695
G-III Apparel Group Ltd. (a)	7	166
Geox SpA	3,749	10,136
Gerry Weber International AG (Bearer)	426	6,248
Handsome Co. Ltd.	17	468
Hugo Boss AG	170	12,931
Magni-Tech Industries Bhd	900	1,022
Michael Kors Holdings Ltd. (a)	614	22,921
Portico International Holdings (a)	8,000	3,157
Sitoy Group Holdings Ltd.	3,000	613
Swatch Group AG (Bearer)	1	400
Texwinca Holdings Ltd.	2,000	1,342
Van de Velde	65	3,569
Youngone Holdings Co. Ltd.	176	8,215
Yue Yuen Industrial (Holdings) Ltd.	1,500	5,930
		135,040

TOTAL CONSUMER DISCRETIONARY		1,188,425

CONSUMER STAPLES - 4.5%
Beverages - 0.9%
A.G. Barr PLC	273	2,196
Britvic PLC	2,045	17,614
C&C Group PLC	300	1,238
Jinro Distillers Co. Ltd.	267	7,381
Kweichow Moutai Co. Ltd. (A Shares)	100	5,998
Lucas Bols BV	82	1,569
Olvi PLC (A Shares)	68	2,104
Spritzer Bhd	200	109
Willamette Valley Vineyards, Inc. (a)	3	24
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,700	6,637
		44,870
Food & Staples Retailing - 2.0%
Ain Holdings, Inc.	300	20,776
Amsterdam Commodities NV	409	11,405
Dong Suh Companies, Inc. (a)	494	13,397
Genky Stores, Inc.	200	5,117
J Sainsbury PLC	136	485
Majestic Wine PLC	334	1,650
MARR SpA	545	13,162
Retail Partners Co. Ltd.	300	3,020
Satsudora Holdings Co. Ltd. (a)	300	5,937
Tesco PLC (a)	7,498	17,794
United Natural Foods, Inc. (a)	51	2,118
Valor Holdings Co. Ltd.	400	9,559
Woolworths Ltd.	35	704
		105,124
Food Products - 0.9%
Ajinomoto Malaysia Bhd	1,200	4,976
Astral Foods Ltd.	256	2,969
Binggrea Co. Ltd.	10	603
Changshouhua Food Co. Ltd.	1,000	510
Cranswick PLC	343	11,915
Dean Foods Co.	34	671
Kawan Food Bhd	100	102
Lamb Weston Holdings, Inc.	17	710
Lassonde Industries, Inc. Class A (sub. vtg.)	34	5,947
London Biscuits Bhd (a)	2,700	470
Pickles Corp.	100	1,268
President Rice Products PCL	100	176
S Foods, Inc.	200	6,235
Select Harvests Ltd.	975	3,972
TER Beke SA	3	587
Thai Wah PCL	300	87
The Hain Celestial Group, Inc. (a)	68	2,515
Toyo Sugar Refining Co. Ltd.	1,000	1,014
Valsoia SpA	42	805
Want Want China Holdings Ltd.	2,000	1,440
		46,972
Personal Products - 0.7%
Asaleo Care Ltd.	682	917
Cyanotech Corp. (a)	7	27
Herbalife Ltd. (a)	3	190
USANA Health Sciences, Inc. (a)	586	33,314
		34,448

TOTAL CONSUMER STAPLES		231,414

ENERGY - 1.3%
Energy Equipment & Services - 0.5%
AKITA Drilling Ltd. Class A (non-vtg.)	170	1,083
Atwood Oceanics, Inc. (a)	920	7,204
Fugro NV (Certificaten Van Aandelen) (a)	95	1,401
Geospace Technologies Corp. (a)	401	6,633
Gulfmark Offshore, Inc. Class A (a)	1,714	548
National Oilwell Varco, Inc.	136	4,756
Oceaneering International, Inc.	46	1,214
Prosafe ASA (a)	68	271
TechnipFMC PLC (a)	7	211
		23,321
Oil, Gas & Consumable Fuels - 0.8%
Alvopetro Energy Ltd. (a)	1,900	264
Arch Coal, Inc. (a)	3	211
Baytex Energy Corp. (a)	409	1,237
Bonavista Energy Corp.	34	71
ConocoPhillips Co.	68	3,258
Contango Oil & Gas Co. (a)	170	1,217
Enagas SA	136	3,578
Fuji Kosan Co. Ltd.	100	440
International Seaways, Inc. (a)	7	135
Motor Oil (HELLAS) Corinth Refineries SA	205	3,477
Murphy Oil Corp.	682	17,855
San-Ai Oil Co. Ltd.	100	849
Ship Finance International Ltd. (NY Shares)	7	98
Tsakos Energy Navigation Ltd.	307	1,409
World Fuel Services Corp.	239	8,802
		42,901

TOTAL ENERGY		66,222

FINANCIALS - 9.9%
Banks - 0.1%
Cambridge Bancorp	3	201
Central Valley Community Bancorp	17	386
Citizens Financial Services, Inc.	8	436
Erste Group Bank AG	3	107
Skandiabanken ASA	170	1,520
Van Lanschot NV (Bearer)	55	1,495
		4,145
Capital Markets - 1.5%
ABG Sundal Collier ASA	1,023	670
Edify SA (a)	7	394
Franklin Resources, Inc.	102	4,397
Goldman Sachs Group, Inc.	273	61,097
MLP AG	1,595	10,055
		76,613
Consumer Finance - 0.4%
Credit Corp. Group Ltd.	36	491
Discover Financial Services	273	17,087
Synchrony Financial	68	1,890
		19,468
Diversified Financial Services - 1.5%
Bioverativ, Inc.	136	7,998
Fuyo General Lease Co. Ltd.	300	13,994
Kyushu Railway Co.	200	6,270
Ricoh Leasing Co. Ltd.	700	22,669
Scandinavian Tobacco Group A/S	273	4,766
Tokyo Century Corp.	600	20,668
Varex Imaging Corp. (a)	16	537
		76,902
Insurance - 6.2%
AFLAC, Inc.	1,363	102,061
ASR Nederland NV	256	7,572
Assurant, Inc.	136	13,089
Dongbu Insurance Co. Ltd.	682	40,767
Genworth Financial, Inc. Class A (a)	4,363	17,627
Hyundai Fire & Marine Insurance Co. Ltd.	68	2,194
Kansas City Life Insurance Co.	1	46
MetLife, Inc.	1,704	88,284
National Western Life Group, Inc.	7	2,144
NN Group NV	1,091	36,176
Sony Financial Holdings, Inc.	700	11,630
		321,590
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	100	1,415
Genworth MI Canada, Inc.	92	2,285
Genworth Mortgage Insurance Ltd.	2,216	5,459
Hingham Institution for Savings	7	1,256
		10,415

TOTAL FINANCIALS		509,133

HEALTH CARE - 27.0%
Biotechnology - 7.2%
AbbVie, Inc.	920	60,665
Amgen, Inc.	256	41,810
Biogen, Inc. (a)	181	49,089
Cell Biotech Co. Ltd.	3	97
Gilead Sciences, Inc.	1,040	71,292
United Therapeutics Corp. (a)	1,172	147,320
		370,273
Health Care Equipment & Supplies - 0.8%
Ansell Ltd. (a)	341	6,077
Fukuda Denshi Co. Ltd.	300	18,112
Nakanishi, Inc.	200	7,858
Paramount Bed Holdings Co. Ltd.	100	4,194
Varian Medical Systems, Inc. (a)	41	3,720
		39,961
Health Care Providers & Services - 17.1%
Aetna, Inc.	852	115,080
Almost Family, Inc. (a)	170	8,441
Amedisys, Inc. (a)	1,432	77,614
Anthem, Inc.	1,875	333,534
Chemed Corp.	290	58,400
Humana, Inc.	416	92,344
Laboratory Corp. of America Holdings (a)	1	140
LHC Group, Inc. (a)	136	7,358
Lifco AB	68	2,069
National Healthcare Corp.	17	1,265
Patterson Companies, Inc.	3	133
Quest Diagnostics, Inc.	228	24,056
Uchiyama Holdings Co. Ltd.	500	1,978
UnitedHealth Group, Inc.	920	160,890
		883,302
Health Care Technology - 0.1%
Pharmagest Interactive	187	7,773
Life Sciences Tools & Services - 0.2%
ICON PLC (a)	95	8,027
Pharmaceuticals - 1.6%
Apex Healthcare Bhd	500	547
AstraZeneca PLC sponsored ADR	682	20,631
Biofermin Pharmaceutical Co. Ltd.	100	2,619
Genomma Lab Internacional SA de CV (a)	3,300	4,163
Indivior PLC	1,772	7,689
Korea United Pharm, Inc.	17	307
PT Tempo Scan Pacific Tbk	300	47
Sanofi SA sponsored ADR	136	6,433
SciClone Pharmaceuticals, Inc. (a)	3	29
Stallergenes Greer PLC (a)	72	2,694
Taro Pharmaceutical Industries Ltd. (a)	157	18,345
Towa Pharmaceutical Co. Ltd.	100	4,988
Tsumura & Co.	500	16,170
Vetoquinol SA	7	384
		85,046

TOTAL HEALTH CARE		1,394,382

INDUSTRIALS - 6.0%
Aerospace & Defense - 0.0%
Austal Ltd.	205	263
Kongsberg Gruppen ASA	7	109
Orbital ATK, Inc.	3	297
SIFCO Industries, Inc. (a)	25	203
The Lisi Group	3	118
		990
Air Freight & Logistics - 0.0%
CTI Logistics Ltd.	282	148
Onelogix Group Ltd.	2,727	614
SBS Co. Ltd.	100	721
		1,483
Building Products - 0.1%
Nihon Dengi Co. Ltd.	100	2,157
Noda Corp.	100	788
Sekisui Jushi Corp.	200	3,524
		6,469
Commercial Services & Supplies - 0.5%
Aeon Delight Co. Ltd.	100	3,050
Asia File Corp. Bhd	2,400	1,863
Civeo Corp. (a)	2,007	6,001
Matsuda Sangyo Co. Ltd.	100	1,339
Mitie Group PLC	1,636	4,441
Riverstone Holdings Ltd.	100	63
VSE Corp.	221	9,426
		26,183
Construction & Engineering - 0.2%
Boustead Projs. Pte Ltd. (a)	800	490
Geumhwa PSC Co. Ltd.	1	32
Meisei Industrial Co. Ltd.	100	569
Metka Industrial-Construction	205	1,563
Monadelphous Group Ltd.	7	65
Nippon Rietec Co. Ltd.	500	5,225
		7,944
Electrical Equipment - 0.4%
Aros Quality Group AB	582	14,127
Hammond Power Solutions, Inc. Class A	307	1,385
Somfy SA	7	3,386
		18,898
Industrial Conglomerates - 0.0%
Carr's Group PLC	341	628
Nolato AB Series B	24	764
Reunert Ltd.	205	1,088
		2,480
Machinery - 1.0%
Castings PLC	51	314
Conrad Industries, Inc.	1	19
Daihatsu Diesel Manufacturing Co. Ltd.	900	5,805
Daiwa Industries Ltd.	800	7,880
Fujimak Corp.	200	2,386
Global Brass & Copper Holdings, Inc.	239	8,520
Haitian International Holdings Ltd.	3,000	7,351
Hy-Lok Corp.	68	1,339
Luxfer Holdings PLC sponsored ADR	3	35
Samyoung M-Tek Co. Ltd.	409	1,841
Semperit AG Holding	261	6,966
Teikoku Sen-I Co. Ltd.	500	7,917
		50,373
Professional Services - 2.3%
Bertrandt AG	34	3,551
CBIZ, Inc. (a)	1,875	29,531
Dun & Bradstreet Corp.	596	65,328
Harvey Nash Group PLC	205	195
Robert Half International, Inc.	392	18,052
SEEK Ltd.	7	89
WDB Holdings Co. Ltd.	100	1,379
		118,125
Road & Rail - 0.5%
Autohellas SA	406	6,811
Daqin Railway Co. Ltd. (A Shares)	10,900	12,333
Higashi Twenty One Co. Ltd.	100	318
STEF-TFE Group	7	629
Tohbu Network Co. Ltd.	100	999
Utoc Corp.	1,000	3,866
		24,956
Trading Companies & Distributors - 1.0%
AerCap Holdings NV (a)	205	9,432
Bergman & Beving AB (B Shares)	358	8,205
Canox Corp.	200	1,536
Green Cross Co. Ltd. (a)	100	1,575
HERIGE (a)	41	1,473
Howden Joinery Group PLC	102	612
iMarketKorea, Inc.	7	82
Kamei Corp.	400	4,406
Meiwa Corp.	600	2,228
Mitani Shoji Co. Ltd.	400	12,469
Yuasa Trading Co. Ltd.	300	8,679
		50,697

TOTAL INDUSTRIALS		308,598

INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 0.9%
Cisco Systems, Inc.	1,363	46,437
EVS Broadcast Equipment SA	3	121
HF Co.	153	1,442
		48,000
Electronic Equipment & Components - 1.0%
AAC Technology Holdings, Inc.	500	7,341
Elematec Corp.	300	4,750
Insight Enterprises, Inc. (a)	273	11,493
Intelligent Digital Integrated Security Co. Ltd.	88	707
Lacroix SA	163	3,382
Macnica Fuji Electronics Holdings, Inc.	1,300	18,449
Makus, Inc.	205	649
Riken Kieki Co. Ltd.	300	4,451
		51,222
Internet Software & Services - 0.3%
AuFeminin.com SA (a)	85	2,636
E-Credible Co. Ltd.	17	200
F@N Communications, Inc.	300	2,390
Yahoo! Japan Corp.	2,000	8,558
Zappallas, Inc. (a)	700	2,958
		16,742
IT Services - 7.0%
Amdocs Ltd.	886	54,259
Calian Technologies Ltd.	211	4,197
Computer Services, Inc.	3	138
Data#3 Ltd.	341	439
DXC Technology Co. (a)	392	29,533
Estore Corp.	300	2,395
Future Corp. (a)	200	1,552
ManTech International Corp. Class A	204	7,242
Neurones	7	191
Shinsegae Information & Communication Co. Ltd.	19	1,251
Sopra Steria Group	375	56,249
Syntel, Inc.	177	3,117
Tessi SA	50	7,963
The Western Union Co.	9,659	191,828
		360,354
Semiconductors & Semiconductor Equipment - 0.1%
e-LITECOM Co. Ltd.	34	287
Miraial Co. Ltd.	400	3,305
		3,592
Software - 0.7%
Ebix, Inc.	217	13,389
GAMEVIL, Inc. (a)	7	461
InfoVine Co. Ltd.	43	1,168
Justplanning, Inc.	100	649
KSK Co., Ltd.	100	1,150
Oracle Corp.	443	19,917
		36,734
Technology Hardware, Storage & Peripherals - 4.5%
Hewlett Packard Enterprise Co.	4,567	85,083
HP, Inc.	4,840	91,089
Seagate Technology LLC	1,193	50,261
TPV Technology Ltd.	18,000	4,906
		231,339

TOTAL INFORMATION TECHNOLOGY		747,983

MATERIALS - 2.1%
Chemicals - 1.4%
C. Uyemura & Co. Ltd.	100	5,239
Chokwang Paint Ltd.	34	332
Chugoku Marine Paints Ltd.	400	2,957
Fuso Chemical Co. Ltd.	400	12,505
K&S AG	545	13,004
KPX Green Chemical Co. Ltd.	34	130
Potash Corp. of Saskatchewan, Inc.	204	3,440
Scientex Bhd	2,700	5,156
Soda Aromatic Co. Ltd.	100	660
T&K Toka Co. Ltd.	100	985
Tae Kyung Industrial Co. Ltd.	614	2,604
Toho Acetylene Co. Ltd.	100	945
Yara International ASA	620	23,050
		71,007
Construction Materials - 0.1%
Mitani Sekisan Co. Ltd.	200	4,823
RHI AG	7	204
		5,027
Containers & Packaging - 0.0%
Mayr-Melnhof Karton AG	17	2,056
Metals & Mining - 0.6%
Ausdrill Ltd.	5,794	5,922
Chubu Steel Plate Co. Ltd.	300	1,636
CI Resources Ltd.	16	19
Compania de Minas Buenaventura SA sponsored ADR	239	2,870
Handy & Harman Ltd. (a)	68	1,853
Mount Gibson Iron Ltd. (a)	6,817	1,838
Orvana Minerals Corp. (a)	34	6
Pacific Metals Co. Ltd. (a)	5,000	16,237
Teck Resources Ltd. Class B (sub. vtg.)	7	145
		30,526

TOTAL MATERIALS		108,616

REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
HFF, Inc.	7	220
Leopalace21 Corp.	300	1,593
Nisshin Fudosan Co. Ltd.	1,800	10,173
		11,986
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	100	3,261
UTILITIES - 0.2%
Electric Utilities - 0.0%
EVN AG	7	93
Public Power Corp. of Greece (a)	17	63
Vistra Energy Corp.	17	254
		410
Gas Utilities - 0.2%
Busan City Gas Co. Ltd.	34	1,040
K&O Energy Group, Inc.	100	1,551
Rubis	7	711
Seoul City Gas Co. Ltd.	52	3,643
YESCO Co. Ltd.	160	5,183
		12,128
Water Utilities - 0.0%
Manila Water Co., Inc.	300	191

TOTAL UTILITIES		12,729

TOTAL COMMON STOCKS
(Cost $4,438,906)		4,582,749

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.0%
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	7	127
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	375	5,543
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,330)		5,670

Money Market Funds - 10.9%
Fidelity Cash Central Fund, 0.85% (b)
(Cost $562,487)	562,375	562,487
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $5,006,723)		5,150,906
NET OTHER ASSETS (LIABILITIES) - 0.2%		10,271
NET ASSETS - 100%		$5,161,177

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,123
Total	$1,123

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,188,425	$1,182,595	$5,382	$448
Consumer Staples	231,414	213,620	17,794	--
Energy	66,222	66,222	--	--
Financials	509,133	509,133	--	--
Health Care	1,394,382	1,394,382	--	--
Industrials	308,725	308,725	--	--
Information Technology	747,983	747,983	--	--
Materials	114,159	114,159	--	--
Real Estate	11,986	11,986	--	--
Telecommunication Services	3,261	3,261	--	--
Utilities	12,729	12,729	--	--
Money Market Funds	562,487	562,487	--	--
Total Investments in Securities:	$5,150,906	$5,127,282	$23,176	$448

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $5,006,707. Net unrealized appreciation aggregated $144,199, of which $239,530 related to appreciated investment securities and $95,331 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Value Discovery Fund

April 30, 2017

FVD-QTLY-0617
1.800366.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.4%
Hyundai Mobis	51,044	$9,961,118
Leisure Products - 0.5%
Vista Outdoor, Inc. (a)	630,800	12,338,448
Media - 6.6%
CBS Corp. Class B	399,000	26,557,440
Charter Communications, Inc. Class A (a)	42,629	14,713,826
Corus Entertainment, Inc. Class B (non-vtg.)	817,000	8,020,073
Discovery Communications, Inc. Class A (a)(b)	729,600	20,997,888
John Wiley & Sons, Inc. Class A	281,485	14,834,260
Lions Gate Entertainment Corp.:
Class A (b)	242,200	6,338,374
Class B (a)	776,821	18,527,181
Time Warner, Inc.	250,200	24,837,354
Twenty-First Century Fox, Inc. Class A	793,600	24,236,544
		159,062,940
Specialty Retail - 0.6%
Cabela's, Inc. Class A (a)	259,100	14,146,860
Textiles, Apparel & Luxury Goods - 1.7%
Christian Dior SA	69,900	19,183,994
PVH Corp.	227,400	22,974,222
		42,158,216

TOTAL CONSUMER DISCRETIONARY		237,667,582

CONSUMER STAPLES - 7.4%
Beverages - 1.5%
C&C Group PLC	4,415,910	18,216,420
PepsiCo, Inc.	162,400	18,396,672
		36,613,092
Food & Staples Retailing - 2.4%
CVS Health Corp.	375,500	30,956,220
Wal-Mart Stores, Inc.	359,400	27,019,692
		57,975,912
Food Products - 2.2%
Kellogg Co.	178,400	12,666,400
Seaboard Corp.	3,224	13,650,448
The J.M. Smucker Co.	218,721	27,716,325
		54,033,173
Personal Products - 0.6%
Unilever NV (Certificaten Van Aandelen) (Bearer)	270,700	14,180,752
Tobacco - 0.7%
British American Tobacco PLC:
(United Kingdom)	190,900	12,897,847
sponsored ADR	36,800	2,503,872
		15,401,719

TOTAL CONSUMER STAPLES		178,204,648

ENERGY - 8.5%
Oil, Gas & Consumable Fuels - 8.5%
Chevron Corp.	419,381	44,747,953
FLEX LNG Ltd.(a)(b)(c)	8,726,500	12,196,366
GasLog Ltd. (b)	355,400	4,975,600
GasLog Partners LP	1,021,100	24,353,235
Golar LNG Partners LP	917,300	20,941,959
Hoegh LNG Partners LP	607,300	12,297,825
Phillips 66 Co.	279,400	22,229,064
Suncor Energy, Inc.	453,100	14,199,933
Teekay Corp.	1,554,700	13,494,796
Teekay LNG Partners LP	1,010,815	16,880,611
Teekay Offshore Partners LP	3,818,100	20,274,111
		206,591,453
FINANCIALS - 24.9%
Banks - 9.7%
JPMorgan Chase & Co.	893,241	77,711,967
SunTrust Banks, Inc.	435,600	24,746,436
U.S. Bancorp	989,100	50,721,048
Wells Fargo & Co.	1,509,037	81,246,552
		234,426,003
Capital Markets - 1.5%
Goldman Sachs Group, Inc.	159,800	35,763,240
Consumer Finance - 2.1%
Capital One Financial Corp.	173,282	13,928,407
Discover Financial Services	323,600	20,254,124
Synchrony Financial	637,200	17,714,160
		51,896,691
Diversified Financial Services - 3.6%
Berkshire Hathaway, Inc. Class B (a)	533,331	88,111,615
Insurance - 5.4%
Allied World Assurance Co. Holdings AG	352,600	18,719,534
Allstate Corp.	282,300	22,948,167
Chubb Ltd.	177,200	24,320,700
FNF Group	336,120	13,764,114
FNFV Group (a)	390,433	5,348,932
Prudential PLC	754,092	16,736,214
The Travelers Companies, Inc.	232,413	28,275,366
		130,113,027
Mortgage Real Estate Investment Trusts - 2.6%
Agnc Investment Corp.	970,199	20,442,093
Annaly Capital Management, Inc.	1,984,895	23,441,610
MFA Financial, Inc.	2,211,364	18,376,435
		62,260,138

TOTAL FINANCIALS		602,570,714

HEALTH CARE - 14.7%
Biotechnology - 3.2%
Amgen, Inc.	316,500	51,690,780
Dyax Corp. rights 12/31/19 (a)	635,500	1,620,525
Shire PLC sponsored ADR	144,905	25,642,389
		78,953,694
Health Care Providers & Services - 4.6%
Aetna, Inc.	144,100	19,463,587
Anthem, Inc.	107,000	19,034,230
Cigna Corp.	270,300	42,266,811
McKesson Corp.	216,300	29,912,127
		110,676,755
Pharmaceuticals - 6.9%
Allergan PLC	157,500	38,407,950
Bayer AG	207,500	25,674,630
Johnson & Johnson	363,408	44,869,986
Sanofi SA sponsored ADR	530,700	25,102,110
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,055,568	33,334,837
		167,389,513

TOTAL HEALTH CARE		357,019,962

INDUSTRIALS - 6.9%
Aerospace & Defense - 1.8%
United Technologies Corp.	356,800	42,455,632
Industrial Conglomerates - 2.1%
General Electric Co.	1,783,100	51,692,069
Machinery - 0.5%
Deere & Co.	112,890	12,599,653
Professional Services - 1.9%
Dun & Bradstreet Corp.	281,400	30,844,254
Nielsen Holdings PLC	378,300	15,559,479
		46,403,733
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	310,400	14,281,504

TOTAL INDUSTRIALS		167,432,591

INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 3.4%
Cisco Systems, Inc.	1,340,518	45,671,448
Harris Corp.	191,600	21,438,124
Juniper Networks, Inc.	509,400	15,317,658
		82,427,230
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	164,302	12,712,046
Internet Software & Services - 3.3%
Alphabet, Inc. Class A (a)	55,500	51,310,860
comScore, Inc. (a)	457,100	11,747,470
VeriSign, Inc. (a)(b)	193,700	17,223,804
		80,282,134
IT Services - 2.0%
Amdocs Ltd.	192,200	11,770,328
Cognizant Technology Solutions Corp. Class A (a)	261,400	15,744,122
The Western Union Co.	1,035,700	20,569,002
		48,083,452
Semiconductors & Semiconductor Equipment - 0.7%
Lattice Semiconductor Corp. (a)	457,800	3,140,508
NXP Semiconductors NV (a)	141,000	14,910,750
		18,051,258
Software - 0.7%
Oracle Corp.	373,513	16,793,144
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	370,500	53,222,325
Samsung Electronics Co. Ltd.	1,104	2,165,105
		55,387,430

TOTAL INFORMATION TECHNOLOGY		313,736,694

MATERIALS - 3.9%
Chemicals - 2.6%
CF Industries Holdings, Inc.	152,445	4,076,379
LyondellBasell Industries NV Class A	269,000	22,800,440
Monsanto Co.	135,400	15,788,994
Syngenta AG sponsored ADR	131,900	12,270,657
Valspar Corp.	77,500	8,714,100
		63,650,570
Containers & Packaging - 1.3%
Ball Corp.	205,800	15,823,962
Graphic Packaging Holding Co.	1,148,000	15,589,840
		31,413,802

TOTAL MATERIALS		95,064,372

REAL ESTATE - 0.9%
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	637,900	22,843,199
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	766,800	35,203,788
UTILITIES - 3.7%
Electric Utilities - 3.7%
DONG Energy A/S	174,700	6,882,334
Exelon Corp.	927,900	32,133,177
PPL Corp.	520,900	19,851,499
Xcel Energy, Inc.	682,700	30,755,635
		89,622,645
TOTAL COMMON STOCKS
(Cost $1,995,445,028)		2,305,957,648

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 0.85% (d)	120,012,673	120,036,675
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	32,552,595	32,555,850
TOTAL MONEY MARKET FUNDS
(Cost $152,573,619)		152,592,525
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $2,148,018,647)		2,458,550,173
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(33,849,769)
NET ASSETS - 100%		$2,424,700,404

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$559,594
Fidelity Securities Lending Cash Central Fund	136,113
Total	$695,707

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$237,667,582	$237,667,582	$--	$--
Consumer Staples	178,204,648	151,126,049	27,078,599	--
Energy	206,591,453	206,591,453	--	--
Financials	602,570,714	585,834,500	16,736,214	--
Health Care	357,019,962	329,724,807	25,674,630	1,620,525
Industrials	167,432,591	167,432,591	--	--
Information Technology	313,736,694	313,736,694	--	--
Materials	95,064,372	95,064,372	--	--
Real Estate	22,843,199	22,843,199	--	--
Telecommunication Services	35,203,788	35,203,788	--	--
Utilities	89,622,645	89,622,645	--	--
Money Market Funds	152,592,525	152,592,525	--	--
Total Investments in Securities:	$2,458,550,173	$2,387,440,205	$69,489,443	$1,620,525

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $2,150,948,927. Net unrealized appreciation aggregated $307,601,246, of which $357,387,438 related to appreciated investment securities and $49,786,192 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2017